Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                         Supplement dated June 24, 2005
                                       to
                        Prospectuses dated April 30, 2005

Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 AssetManager


This supplement provides a correction to the description of a name change to a variable sub-account appearing in your prospectus. Please keep this supplement for future reference together with your prospectus.

In the section "Investment Alternatives - The Variable Sub-Accounts", footnotes one and two should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class Y.

Likewise, footnotes one and two to the Accumulation Unit Values Tables appearing in Appendix B should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                 MORGAN STANLEY VARIABLE ANNUITY 3 ASSETMANAGER
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Allstate Life Insurance Company                                                  Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                  Dated April 30, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity 3 AssetManager Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 AssetManager Contract.



                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Description

Additions, Deletions or Substitutions of Investments
The Contract
       Purchase of Contracts
       Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
       Incontestability
       Settlements
       Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions Warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,384, $30,408,546, and $25,689,897 for the Years 2002, 2003 and 2004,
respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

          o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

          o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.




                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on September 12, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class I) Variable Sub-Account which was first offered on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002. The Van Kampen LIT Aggressive Growth Variable Sub-Account which was first offered on May 1, 2004.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUT
STANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH
THE PERFORMANCE DEATH BENEFIT OPTION
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For the Periods Beginning January 1* and Ending December 31                2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.968   $6.301   $4.786   $5.925
Accumulation Unit Value, End of Period                                   $8.968   $6.301   $4.786   $5.925   $6.559
Number of Units Outstanding, End of Period                                9,105   51,661   34,477   28,844   23,263
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000  $10.677   $9.939   $7.999  $10.040
Accumulation Unit Value, End of Period                                  $10.677   $9.939   $7.999  $10.040  $10.694
Number of Units Outstanding, End of Period                                8,704  113,196  116,163  117,752   96,309
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.907   $6.393   $4.943   $5.963
Accumulation Unit Value, End of Period                                   $8.907   $6.393   $4.943   $5.963   $6.507
Number of Units Outstanding, End of Period                               42,936  212,532  197,160  203,187  178,409
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                            $10.000  $10.033   $8.105   $6.260   $7.931
Accumulation Unit Value, End of Period                                  $10.033   $8.105   $6.260   $7.931   $8.781
Number of Units Outstanding, End of Period                                5,512   32,418   37,251   30,136   21,602
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000   $8.505   $6.401   $4.981   $6.411
Accumulation Unit Value, End of Period                                   $8.505   $6.401   $4.981   $6.411   $7.086
Number of Units Outstanding, End of Period                                1,689    9,133    6,437    2,477    2,388
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000  $10.044   $9.611   $8.258  $10.700
Accumulation Unit Value, End of Period                                  $10.044   $9.611   $8.258  $10.700  $12.075
Number of Units Outstanding, End of Period                                7,454   12,995   32,132   44,428   44,996
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000   $7.304   $4.751   $4.332   $5.434
Accumulation Unit Value, End of Period                                   $7.304   $4.751   $4.332   $5.434   $5.860
Number of Units Outstanding, End of Period                                1,730   23,459   27,033   39,013   39,804
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000  $10.010  $10.064   $9.117  $10.815
Accumulation Unit Value, End of Period                                  $10.010  $10.064   $9.117  $10.815  $11.787
Number of Units Outstanding, End of Period                                7,457    8,803   14,539   23,565   24,316
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                            $10.000   $9.289   $5.212   $2.909   $4.599
Accumulation Unit Value, End of Period                                   $9.289   $5.212   $2.909   $4.599   $4.679
Number of Units Outstanding, End of Period                                  624    6,077    2,799    2,702    2,699
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000  $10.142  $10.631  $10.862  $10.904
Accumulation Unit Value, End of Period                                  $10.142  $10.631  $10.862  $10.904  $10.858
Number of Units Outstanding, End of Period                                2,119   38,393   64,444   87,031   75,782
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000  $10.131  $10.335  $10.283  $10.164
Accumulation Unit Value, End of Period                                  $10.131  $10.335  $10.283  $10.164  $10.066
Number of Units Outstanding, End of Period                                8,736  117,518  138,222   65,437   21,216




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                            $10.000  $10.460  $11.253  $11.660  $12.406
Accumulation Unit Value, End of Period                                  $10.460  $11.253  $11.660  $12.406  $12.831
Number of Units Outstanding, End of Period                                7,467   30,958   41,546   43,462   41,385
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000   $8.890   $7.654   $5.826   $7.314
Accumulation Unit Value, End of Period                                   $8.890   $7.654   $5.826   $7.314   $7.940
Number of Units Outstanding, End of Period                                9,033   53,889   68,547   59,129   52,375
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000   $9.450   $8.334   $7.373   $9.136
Accumulation Unit Value, End of Period                                   $9.450   $8.334   $7.373   $9.136   $9.903
Number of Units Outstanding, End of Period                                5,778   58,944   86,279   91,466   62,583
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000   $9.326   $6.794   $5.144   $5.933
Accumulation Unit Value, End of Period                                   $9.326   $6.794   $5.144   $5.933   $7.024
Number of Units Outstanding, End of Period                                9,701   24,324   25,580   25,872   29,382
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $7.221   $6.646   $5.959   $8.780
Accumulation Unit Value, End of Period                                   $7.221   $6.646   $5.959   $8.780  $10.639
Number of Units Outstanding, End of Period                                1,849    1,368    4,281    7,245   10,927
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $8.246   $6.889   $4.891   $6.015
Accumulation Unit Value, End of Period                                   $8.246   $6.889   $4.891   $6.015   $6.381
Number of Units Outstanding, End of Period                               11,593   14,937   17,404   17,728   29,059
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000   $9.670   $7.680   $6.292   $7.891
Accumulation Unit Value, End of Period                                   $9.673   $7.684   $6.292   $7.891   $9.118
Number of Units Outstanding, End of Period                                1,976   11,236   12,333   23,349   28,948
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $7.314  $10.207
Accumulation Unit Value, End of Period                                        -        -   $7.314  $10.207  $12.217
Number of Units Outstanding, End of Period                                    -        -    3,365   14,446   14,613
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000   $9.573   $9.125   $6.465   $9.005
Accumulation Unit Value, End of Period                                   $9.573   $9.125   $6.465   $9.005  $10.157
Number of Units Outstanding, End of Period                                6,400   43,473   67,293   64,100   61,580
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000  $10.017  $11.000  $10.668  $14.540
Accumulation Unit Value, End of Period                                  $10.017  $11.000  $10.668  $14.540  $19.522
Number of Units Outstanding, End of Period                                7,468   10,823   17,579   17,282   12,856
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -  $11.131
Number of Units Outstanding, End of Period                                    -        -        -        -    6,398
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $8.054  $10.385
Accumulation Unit Value, End of Period                                        -        -   $8.054  $10.385  $12.037
Number of Units Outstanding, End of Period                                    -        -   16,600   56,190   81,992
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000   $7.017   $5.203   $3.458   $4.334
Accumulation Unit Value, End of Period                                   $7.017   $5.203   $3.458   $4.334   $4.566
Number of Units Outstanding, End of Period                               30,593  100,480   90,177   82,180   59,384
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            $10.000   $7.068   $5.796   $4.316   $5.502
Accumulation Unit Value, End of Period                                   $7.068   $5.796   $4.316   $5.502   $5.775
Number of Units Outstanding, End of Period                                7,443   19,791   19,336   21,390   19,923
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $7.607   $4.950   $3.363   $4.345
Accumulation Unit Value, End of Period                                   $7.607   $4.950   $3.363   $4.345   $4.629
Number of Units Outstanding, End of Period                                3,650   18,031   16,795   14,705   15,222
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.501   $7.315   $5.022   $6.183
Accumulation Unit Value, End of Period                                   $8.501   $7.315   $5.022   $6.183   $6.437
Number of Units Outstanding, End of Period                               12,015   56,163   64,928   59,591   51,511
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $8.223   $6.179   $4.363   $5.785
Accumulation Unit Value, End of Period                                   $8.223   $6.179   $4.363   $5.785   $6.522
Number of Units Outstanding, End of Period                                5,171   12,341   12,677    5,835   10,275
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000   $9.928   $9.786   $7.488   $9.743
Accumulation Unit Value, End of Period                                   $9.928   $9.786   $7.488   $9.743  $10.666
Number of Units Outstanding, End of Period                                3,262  114,070  126,291  118,188  102,172
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                            $10.000   $8.009   $6.511   $4.432   $5.383
Accumulation Unit Value, End of Period                                   $8.009   $6.511   $4.432   $5.383   $5.740
Number of Units Outstanding, End of Period                                8,547   40,397   43,552   41,905   50,783





PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000  $10.256   $9.449   $7.535   $9.448
Accumulation Unit Value, End of Period                                       10        9        8        9  $10.333
Number of Units Outstanding, End of Period                                1,806   23,282   23,911   20,408  19,1785
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.502   $7.424   $6.016   $7.612
Accumulation Unit Value, End of Period                                   $9.502   $7.424   $6.016   $7.612   $8.706
Number of Units Outstanding, End of Period                                3,681   58,637   62,604   56,108   48,891
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $7.296  $10.748
Accumulation Unit Value, End of Period                                        -        -   $7.296  $10.748  $13.353
Number of Units Outstanding, End of Period                                    -        -    4,873   16,119   19,261
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000   $8.235   $6.289   $4.548   $5.592
Accumulation Unit Value, End of Period                                   $8.235   $6.289   $4.548   $5.592  $ 5.781
Number of Units Outstanding, End of Period                               11,995   35,411   32,378   31,530   30,703






*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of May 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE DEATH BENEFIT COMBINATION OPTION
-------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31           2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000  $8.965   $6.292   $4.774      $5.903
Accumulation Unit Value, End of Period                                $8.965   $6.292   $4.774   $5.903      $6.528
Number of Units Outstanding, End of Period                            1,947    10,449   22,006   19,117      57,060
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000  $10.673  $9.925   $7.979     $10.004
Accumulation Unit Value, End of Period                                $10.673  $9.925   $7.979   $10.004    $10.644
Number of Units Outstanding, End of Period                            1,392    91,059   157,513  157,978    131,430
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000  $8.904   $6.384   $4.931      $5.941
Accumulation Unit Value, End of Period                                $8.904   $6.384   $4.931   $5.941      $6.476
Number of Units Outstanding, End of Period                            17,130   100,086  133,857  135,472    123,802
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                          $10.000  $10.029  $8.094   $6.245      $7.902
Accumulation Unit Value, End of Period                                $10.029  $8.094   $6.245   $7.902      $8.740
Number of Units Outstanding, End of Period                            3,389    9,688    20,847   19,915      19,461
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                          $10.000  $8.502   $6.392   $4.969      $6.388
Accumulation Unit Value, End of Period                                $8.502   $6.392   $4.969   $6.388      $7.052
Number of Units Outstanding, End of Period                            1,095    19,466   17,954   17,812      17,219
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000  $10.435  $9.598   $8.237     $10.661
Accumulation Unit Value, End of Period                                $10.435  $9.598   $8.237   $10.661    $12.018
Number of Units Outstanding, End of Period                            2,430    14,505   30,513   26,987      28,241
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                          $10.000  $7.302   $4.744   $4.321      $5.414
Accumulation Unit Value, End of Period                                $7.302   $4.744   $4.321   $5.414      $5.832
Number of Units Outstanding, End of Period                            1,715    8,577    16,285   39,835      37,577
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                          $10.000  $10.011  $10.049  $9.094     $10.776
Accumulation Unit Value, End of Period                                $10.011  $10.049  $9.094   $10.776    $11.731
Number of Units Outstanding, End of Period                            1,548    3,150    8,986    28,968      25,415
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                          $10.000  $9.290   $5.205   $2.902      $4.583
Accumulation Unit Value, End of Period                                $9.290   $5.205   $2.902   $4.583      $4.658
Number of Units Outstanding, End of Period                            8,260    7,940    16,009   16,976      17,310
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                          $10.000  $10.014  $10.615  $10.835    $10.864
Accumulation Unit Value, End of Period                                $10.014  $10.615  $10.835  $10.864    $10.807
Number of Units Outstanding, End of Period                            7,581    71,858   129,483  165,303    140,249
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                          $10.000  $10.128  $10.320  $10.257    $10.127
Accumulation Unit Value, End of Period                                $10.128  $10.320  $10.257  $10.127    $10.019
Number of Units Outstanding, End of Period                            14,380   98,512   160,526  69,602      41,875
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                          $10.000  $10.445  $11.237  $11.631    $12.361
Accumulation Unit Value, End of Period                                $10.445  $11.237  $11.631  $12.361    $12.770
Number of Units Outstanding, End of Period                            2,701    133,134  181,212  172,692    151,777
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                          $10.000  $8.887   $7.643   $5.811      $7.287
Accumulation Unit Value, End of Period                                $8.887   $7.643   $5.811   $7.287      $7.903
Number of Units Outstanding, End of Period                            4,314    38,798   118,766  219,021    110,674
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                          $10.000  $9.447   $8.322   $7.354      $9.103
Accumulation Unit Value, End of Period                                $9.447   $8.322   $7.354   $9.103      $9.856
Number of Units Outstanding, End of Period                            13,933   96,110   114,698  135,664    141,160
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                          $10.000  $9.323   $6.784   $5.131      $5.911
Accumulation Unit Value, End of Period                                $9.323   $6.784   $5.131   $5.911      $6.991
Number of Units Outstanding, End of Period                            7,126    41,653   32,257   32,081      24,682
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                          $10.000  $7.218   $6.636   $5.944      $8.748
Accumulation Unit Value, End of Period                                $7.218   $6.636   $5.944   $8.748     $10.589
Number of Units Outstanding, End of Period                            849      3,020    9,848    11,662      10,343
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000  $8.243   $6.879   $4.879      $5.993
Accumulation Unit Value, End of Period                                $8.243   $6.879   $4.879   $5.993      $6.351
Number of Units Outstanding, End of Period                            2,957    6,957    15,823   15,520      22,417
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                          $10.000  $9.670   $7.673   $6.276      $7.862
Accumulation Unit Value, End of Period                                $9.670   $7.673   $6.276   $7.862      $9.075
Number of Units Outstanding, End of Period                            807      31,934   40,813   61,848      58,549
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                          -        -        $10.000  $7.309     $10.188
Accumulation Unit Value, End of Period                                -        -        $7.309   $10.188    $12.181
Number of Units Outstanding, End of Period                            -        -        14,640   22,108      22,500
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                          $10.000  $9.051   $9.112   $6.449      $8.972
Accumulation Unit Value, End of Period                                $9.051   $9.112   $6.449   $8.972     $10.110
Number of Units Outstanding, End of Period                            7,569    28,213   110,488  95,639      87,837
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                          $10.000  $10.171  $10.984  $10.641    $14.488
Accumulation Unit Value, End of Period                                $10.171  $10.984  $10.641  $14.488    $19.429
Number of Units Outstanding, End of Period                            908      9,640    40,795   33,821      28,550
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                          -        -        -        -          $10.000
Accumulation Unit Value, End of Period                                -        -        -        -          $11.122
Number of Units Outstanding, End of Period                            -        -        -        -            5,199
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                          -        -        $10.000  $8.048     $10.366
Accumulation Unit Value, End of Period                                -        -        $8.048   $10.366    $12.002
Number of Units Outstanding, End of Period                            -        -        58,852   120,597    112,294
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                          $10.000  $7.714   $5.196   $3.449      $4.319
Accumulation Unit Value, End of Period                                $7.714   $5.196   $3.449   $4.319      $4.545
Number of Units Outstanding, End of Period                            16,824   81,079   157,498  154,029    130,694
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                          $10.000  $7.674   $5.788   $4.305      $5.482
Accumulation Unit Value, End of Period                                $7.674   $5.788   $4.305   $5.482      $5.748
Number of Units Outstanding, End of Period                            31,890   73,916   75,120   83,988      87,669
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                          $10.000  $7.605   $4.943   $3.355      $4.329
Accumulation Unit Value, End of Period                                $7.605   $4.943   $3.355   $4.329      $4.607
Number of Units Outstanding, End of Period                            1,381    63,949   66,073   67,446      56,945
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.498   $7.305   $5.009   $6.160
Accumulation Unit Value, End of Period                                   $8.498   $7.305   $5.009   $6.160   $6.407
Number of Units Outstanding, End of Period                                6,914   38,409   54,039   54,951   43,375
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $8.220   $6.170   $4.352   $5.764
Accumulation Unit Value, End of Period                                   $8.220   $6.170   $4.352   $5.764   $6.491
Number of Units Outstanding, End of Period                                  296   35,372    3,775   14,866   31,376
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000   $9.924   $9.772   $7.469   $9.707
Accumulation Unit Value, End of Period                                   $9.924   $9.772   $7.469   $9.707  $10.616
Number of Units Outstanding, End of Period                                7,060   92,168  185,170  169,467  148,931
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                            $10.000   $8.007   $6.502   $4.421   $5.363
Accumulation Unit Value, End of Period                                   $8.007   $6.502   $4.421   $5.363   $5.713
Number of Units Outstanding, End of Period                               35,693   68,338   72,498  120,442   52,242
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000  $10.253   $9.436   $7.516   $9.413
Accumulation Unit Value, End of Period                                  $10.253   $9.436   $7.516   $9.413  $10.284
Number of Units Outstanding, End of Period                               10,733   40,488   44,818   65,979   55,673
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.499   $7.414   $6.001   $7.584
Accumulation Unit Value, End of Period                                   $9.499   $7.414   $6.001   $7.584   $8.665
Number of Units Outstanding, End of Period                               31,510   93,913  132,272  128,377  118,057
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $7.291  $10.728
Accumulation Unit Value, End of Period                                        -        -   $7.291  $10.728  $13.314
Number of Units Outstanding, End of Period                                    -        -   29,871   32,545   35,743
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000   $8.232   $6.280   $4.536   $5.571
Accumulation Unit Value, End of Period                                   $8.232   $6.280   $4.536   $5.571   $5.754
Number of Units Outstanding, End of Period                                3,189   34,614   61,677   52,038   30,042





*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of May 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.59% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH
THE INCOME BENEFIT COMBINATION OPTION 2


For the Periods Beginning January 1* and Ending December 31                2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.964   $6.287   $4.767   $5.892
Accumulation Unit Value, End of Period                                   $8.964   $6.287   $4.767   $5.892   $6.512
Number of Units Outstanding, End of Period                                  854   10,328   17,131   17,952   15,576
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000  $10.671   $9.917   $7.968   $9.984
Accumulation Unit Value, End of Period                                  $10.671   $9.917   $7.968   $9.984  $10.617
Number of Units Outstanding, End of Period                                1,300    9,972   25,528   27,166   21,744
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.902   $6.379   $4.924   $5.930
Accumulation Unit Value, End of Period                                   $8.902   $6.379   $4.924   $5.930   $6.460
Number of Units Outstanding, End of Period                                1,290   24,977   60,020   47,440   46,601
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                            $10.000  $10.028   $8.087   $6.236   $7.887
Accumulation Unit Value, End of Period                                  $10.028   $8.087   $6.236   $7.887   $8.717
Number of Units Outstanding, End of Period                                  102    7,713   14,661   22,628    9,859
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000   $8.500   $6.387   $4.962   $6.375
Accumulation Unit Value, End of Period                                   $8.500   $6.387   $4.962   $6.375   $7.034
Number of Units Outstanding, End of Period                                7,484    1,271    2,522    1,471    1,271
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000  $10.430   $9.590   $8.225  $10.640
Accumulation Unit Value, End of Period                                  $10.430   $9.590   $8.225  $10.640  $11.987
Number of Units Outstanding, End of Period                                7,491    7,294   15,958   12,348   14,548
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000   $7.301   $4.740   $4.315   $5.403
Accumulation Unit Value, End of Period                                   $7.301   $4.740   $4.315   $5.403   $5.817
Number of Units Outstanding, End of Period                                  143    1,301    3,766    8,457    6,505
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000  $10.010  $10.041   $9.082  $10.755
Accumulation Unit Value, End of Period                                  $10.010  $10.041   $9.082  $10.755  $11.701
Number of Units Outstanding, End of Period                                7,494      220    4,088    5,787    6,555
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                            $10.000   $9.200   $5.244   $2.899   $4.575
Accumulation Unit Value, End of Period                                   $9.290   $5.244   $2.899   $4.575   $4.646
Number of Units Outstanding, End of Period                                8,258        0      484   15,764   25,309
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000  $10.140  $10.607  $10.820  $10.843
Accumulation Unit Value, End of Period                                  $10.140  $10.607  $10.820  $10.843  $10.779
Number of Units Outstanding, End of Period                                7,507    2,973   29,072   47,395   35,886
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000  $10.130  $10.312  $10.243  $10.107
Accumulation Unit Value, End of Period                                  $10.130  $10.312  $10.243  $10.107   $9.993
Number of Units Outstanding, End of Period                                7,496   19,085   66,996   51,105   49,534
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                            $10.000  $10.453  $11.229  $11.615  $12.336
Accumulation Unit Value, End of Period                                  $10.453  $11.229  $11.615  $12.336  $12.737
Number of Units Outstanding, End of Period                                2,958    6,964   41,096   43,911   33,468
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000   $8.886   $7.637   $5.803   $7.273
Accumulation Unit Value, End of Period                                   $8.886   $7.637   $5.803   $7.273   $7.882
Number of Units Outstanding, End of Period                                  636   13,340   49,590   51,493   37,070
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000   $9.445   $8.315   $7.344   $9.085
Accumulation Unit Value, End of Period                                   $9.445   $8.315   $7.344   $9.085   $9.831
Number of Units Outstanding, End of Period                                2,006    7,845   21,873   31,301   28,473
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000   $9.321   $6.779   $5.124   $5.899
Accumulation Unit Value, End of Period                                   $9.321   $6.779   $5.124   $5.899   $6.973
Number of Units Outstanding, End of Period                                3,124    9,932   11,628   11,806   11,688
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $7.217   $6.631   $5.936   $8.730
Accumulation Unit Value, End of Period                                   $7.217   $6.631   $5.936   $8.730  $10.562
Number of Units Outstanding, End of Period                                1,500    2,783    8,623    7,622   10,682
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $8.240   $6.874   $4.872   $5.981
Accumulation Unit Value, End of Period                                   $8.240   $6.874   $4.872   $5.981   $6.334
Number of Units Outstanding, End of Period                                7,489      726   12,397    6,376    8,916
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000   $9.670   $8.255   $6.267   $7.847
Accumulation Unit Value, End of Period                                   $9.670   $8.255   $6.267   $7.847   $9.051
Number of Units Outstanding, End of Period                                7,493        0    6,917    8,133    8,498
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $7.306  $10.178
Accumulation Unit Value, End of Period                                        -        -   $7.306  $10.178  $12.162
Number of Units Outstanding, End of Period                                    -        -    7,827    7,597    6,496
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000   $9.570   $9.105   $6.440   $8.955
Accumulation Unit Value, End of Period                                   $9.570   $9.105   $6.440   $8.955  $10.083
Number of Units Outstanding, End of Period                                7,495   14,761   51,050   47,269   36,804
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000  $10.170  $10.975  $10.627  $14.459
Accumulation Unit Value, End of Period                                  $10.170  $10.975  $10.627  $14.459  $19.379
Number of Units Outstanding, End of Period                                7,505      847   10,460   11,035    6,603
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -  $11.118
Number of Units Outstanding, End of Period                                    -        -        -        -   28,855
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $8.045  $10.355
Accumulation Unit Value, End of Period                                        -        -   $8.045  $10.355  $11.983
Number of Units Outstanding, End of Period                                    -        -   52,322   73,622   57,186
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000   $7.713   $5.192   $3.444   $4.310
Accumulation Unit Value, End of Period                                   $7.713   $5.192   $3.444   $4.310   $4.533
Number of Units Outstanding, End of Period                                8,701   27,234   99,827   85,000   28,455
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            $10.000   $7.067   $5.784   $4.299   $5.471
Accumulation Unit Value, End of Period                                   $7.067   $5.784   $4.299   $5.471   $5.733
Number of Units Outstanding, End of Period                                7,480    1,934   20,549   37,254   20,544
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $7.604   $4.939   $3.350   $4.321
Accumulation Unit Value, End of Period                                   $7.604   $4.939   $3.350   $4.321   $4.595
Number of Units Outstanding, End of Period                                1,409    4,139    9,760   17,876   16,762
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $8.496   $7.299   $5.002   $6.148
Accumulation Unit Value, End of Period                                   $8.496   $7.299   $5.002   $6.148   $6.390
Number of Units Outstanding, End of Period                                2,074   14,561   24,413   11,489   11,190
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000   $8.219   $6.165   $4.346   $5.752
Accumulation Unit Value, End of Period                                   $8.219   $6.165   $4.346   $5.752   $6.474
Number of Units Outstanding, End of Period                                2,441    5,031   17,041   16,469   13,572
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000   $9.923   $9.764   $7.458   $9.688
Accumulation Unit Value, End of Period                                   $9.923   $9.764   $7.458   $9.688  $10.588
Number of Units Outstanding, End of Period                                  636   30,232   56,867   34,186   26,903
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                            $10.000   $8.005   $6.497   $4.415   $5.352
Accumulation Unit Value, End of Period                                   $8.005   $6.497   $4.415   $5.352   $5.698
Number of Units Outstanding, End of Period                                4,400   19,193   30,861   18,828    4,733
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000  $10.251   $9.428   $7.505   $9.395
Accumulation Unit Value, End of Period                                  $10.251   $9.428   $7.505   $9.395  $10.258
Number of Units Outstanding, End of Period                                2,256    3,813    9,894   11,115   10,766
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000   $9.497   $7.408   $5.993   $7.569
Accumulation Unit Value, End of Period                                   $9.497   $7.408   $5.993   $7.569   $8.642
Number of Units Outstanding, End of Period                                2,085   17,335   69,647   66,590   56,628
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -        -  $10.000   $7.288  $10.718
Accumulation Unit Value, End of Period                                        -        -   $7.288  $10.718  $13.293
Number of Units Outstanding, End of Period                                    -        -   26,450   25,618   18,198
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000   $8.231   $6.275   $4.530   $5.560
Accumulation Unit Value, End of Period                                   $8.231   $6.275   $4.530   $5.560   $5.739
Number of Units Outstanding, End of Period                                1,931   19,029   24,733   12,736    8,932







*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of May 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

For the Periods Beginning January 1* and Ending December 31                2000       2001       2002      2003       2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $8.958     $6.271    $4.745     $5.853
Accumulation Unit Value, End of Period                                   $8.958     $6.271     $4.745    $5.853     $6.456
Number of Units Outstanding, End of Period                                7,815     51,290    107,104    97,755     70,953
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $10.665     $9.891    $7.931     $9.919
Accumulation Unit Value, End of Period                                  $10.665     $9.891     $7.931    $9.919    $10.526
Number of Units Outstanding, End of Period                              499,429     89,826    208,738   202,716    177,504
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $8.897     $6.363    $4.901     $5.891
Accumulation Unit Value, End of Period                                   $8.897     $6.363     $4.901    $5.891     $6.404
Number of Units Outstanding, End of Period                                6,505    146,274    236,628   234,016    189,916
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                            $10.000    $10.022     $8.066    $6.207     $7.835
Accumulation Unit Value, End of Period                                  $10.022     $8.066     $6.207    $7.835     $8.642
Number of Units Outstanding, End of Period                                2,781     24,407     92,019   107,111     96,267
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                            $10.000     $8.496     $6.370    $4.939     $6.333
Accumulation Unit Value, End of Period                                   $8.496     $6.370     $4.939    $6.333     $6.974
Number of Units Outstanding, End of Period                                7,856     18,383     17,309    14,146     13,703
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000    $10.430     $9.565    $8.188    $10.570
Accumulation Unit Value, End of Period                                  $10.430     $9.565     $8.188   $10.570    $11.885
Number of Units Outstanding, End of Period                                7,528     16,539     78,837   117,796     96,485
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                            $10.000     $7.296     $4.728    $4.295     $5.368
Accumulation Unit Value, End of Period                                   $7.296     $4.728     $4.295    $5.368     $5.767
Number of Units Outstanding, End of Period                                1,422     38,849     89,986   173,944    150,114
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                            $10.000    $10.003    $10.015    $9.040    $10.684
Accumulation Unit Value, End of Period                                  $10.003    $10.015     $9.040   $10.684    $11.601
Number of Units Outstanding, End of Period                                2,911     16,818     53,098    46,801     59,528
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                            $10.000     $9.284     $5.190    $2.886     $4.546
Accumulation Unit Value, End of Period                                   $9.284     $5.190     $2.886    $4.546     $4.608
Number of Units Outstanding, End of Period                                   73     22,274     72,788    87,256     85,195
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                            $10.000    $10.131    $10.580   $10.770    $10.771
Accumulation Unit Value, End of Period                                  $10.131    $10.580    $10.770   $10.771    $10.687
Number of Units Outstanding, End of Period                                8,266     63,349    420,514 1,063,618    327,364
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                            $10.000    $10.120    $10.285   $10.196    $10.041
Accumulation Unit Value, End of Period                                  $10.120    $10.285    $10.196   $10.041     $9.907
Number of Units Outstanding, End of Period                                3,372  2,189,388  2,224,235   145,933    137,985
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                            $10.000    $10.447    $11.199   $11.561    $12.255
Accumulation Unit Value, End of Period                                  $10.447    $11.199    $11.561   $12.255    $12.628
Number of Units Outstanding, End of Period                                9,993    126,292    319,652   985,373  1,575,231
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                            $10.000     $8.880     $7.617    $5.776     $7.225
Accumulation Unit Value, End of Period                                   $8.880     $7.617     $5.776    $7.225     $7.815
Number of Units Outstanding, End of Period                                5,536    147,094    417,437   412,920    376,078
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                            $10.000     $9.440     $8.294    $7.311     $9.025
Accumulation Unit Value, End of Period                                   $9.440     $8.294     $7.311    $9.025     $9.746
Number of Units Outstanding, End of Period                                4,199    120,191    200,747   219,455    194,046
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                            $10.000     $9.316     $6.761    $5.100     $5.861
Accumulation Unit Value, End of Period                                   $9.316     $6.761     $5.100    $5.861     $6.913
Number of Units Outstanding, End of Period                              547,162     45,890     96,797    92,953     76,793
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $7.213     $6.614    $5.909     $8.673
Accumulation Unit Value, End of Period                                   $7.213     $6.614     $5.909    $8.673    $10.471
Number of Units Outstanding, End of Period                                  957     23,766     92,772   120,507    145,396
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $8.237     $6.856    $4.850     $5.942
Accumulation Unit Value, End of Period                                   $8.237     $6.856     $4.850    $5.942     $6.280
Number of Units Outstanding, End of Period                                6,589     38,157     49,077    75,542     72,347
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                            $10.000     $9.662     $7.647    $6.238     $7.795
Accumulation Unit Value, End of Period                                   $9.662     $7.647     $6.238    $7.795     $8.974
Number of Units Outstanding, End of Period                                4,040     16,225     58,593    93,060    103,282
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000    $7.296    $10.144
Accumulation Unit Value, End of Period                                        -          -     $7.296   $10.144    $12.097
Number of Units Outstanding, End of Period                                    -          -     45,707    85,758     85,198
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                            $10.000     $9.562     $9.081    $6.410     $8.896
Accumulation Unit Value, End of Period                                   $9.562     $9.081     $6.410    $8.896     $9.997
Number of Units Outstanding, End of Period                                6,396     96,357    320,012   367,001    326,541
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                            $10.000    $10.163    $10.947   $10.578    $14.364
Accumulation Unit Value, End of Period                                  $10.163    $10.947    $10.578   $14.364    $19.214
Number of Units Outstanding, End of Period                                  850     22,018     96,992   109,543     79,491
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                  -          -          -         -    $10.000
Accumulation Unit Value, End of Period                                        -          -          -         -    $11.103
Number of Units Outstanding, End of Period                                    -          -          -         -     16,277
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000    $8.034    $10.321
Accumulation Unit Value, End of Period                                        -          -     $8.034   $10.321    $11.919
Number of Units Outstanding, End of Period                                    -          -    264,831   342,447    325,237
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                            $10.000     $7.708     $5.178    $3.428     $4.282
Accumulation Unit Value, End of Period                                   $7.708     $5.178     $3.428    $4.282     $4.494
Number of Units Outstanding, End of Period                               34,394    215,947    435,850   511,324    453,105
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            $10.000     $7.668     $5.769    $4.279     $5.435
Accumulation Unit Value, End of Period                                   $7.668     $5.769     $4.279    $5.435     $5.684
Number of Units Outstanding, End of Period                                6,864     37,487     69,558    74,282     68,939
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $7.060     $4.926    $3.335     $4.292
Accumulation Unit Value, End of Period                                   $7.060     $4.926     $3.335    $4.292     $4.556
Number of Units Outstanding, End of Period                                7,518     38,935    131,792    87,975     78,332
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $8.491     $7.280    $4.979     $6.108
Accumulation Unit Value, End of Period                                   $8.491     $7.280     $4.979    $6.108     $6.335
Number of Units Outstanding, End of Period                                9,000     85,012    129,650   129,948    121,758
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                            $10.000     $8.021     $6.149    $4.326     $5.715
Accumulation Unit Value, End of Period                                   $8.021     $6.149     $4.326    $5.715     $6.419
Number of Units Outstanding, End of Period                                7,513     21,952     39,644    79,996    107,316
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000     $9.917     $9.739    $7.424     $9.624
Accumulation Unit Value, End of Period                                   $9.917     $9.739     $7.424    $9.624    $10.498
Number of Units Outstanding, End of Period                                2,864     10,836    258,001   306,926    265,287
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                            $10.000     $8.001     $6.480    $4.395     $5.317
Accumulation Unit Value, End of Period                                   $8.001     $6.480     $4.395    $5.317     $5.650
Number of Units Outstanding, End of Period                                9,325     42,146     56,915    70,484     54,063
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            $10.000    $10.245     $9.404    $7.471     $9.333
Accumulation Unit Value, End of Period                                  $10.245     $9.404     $7.471    $9.333    $10.170
Number of Units Outstanding, End of Period                                2,572     43,108     83,554   108,087     94,306
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                            $10.000     $9.491     $7.389    $5.965     $7.519
Accumulation Unit Value, End of Period                                   $9.491     $7.389     $5.965    $7.519     $8.568
Number of Units Outstanding, End of Period                                4,876     97,331    203,852   191,712    192,157
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                  -          -    $10.000    $7.278    $10.682
Accumulation Unit Value, End of Period                                        -          -     $7.278   $10.682    $13.222
Number of Units Outstanding, End of Period                                    -          -    117,340   152,351    135,214
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                            $10.000     $8.226     $6.258    $4.509     $5.524
Accumulation Unit Value, End of Period                                   $8.226     $6.258     $4.509    $5.524     $5.690
Number of Units Outstanding, End of Period                                1,885     44,343    111,228   100,206     74,326







*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of May 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                               2002      2003       2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.805    $10.868
Accumulation Unit Value, End of Period                                                  $8.805   $10.868    $11.996
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.521    $10.664
Accumulation Unit Value, End of Period                                                  $8.521   $10.664    $11.325
Number of Units Outstanding, End of Period                                                 235       234          0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.719    $10.487
Accumulation Unit Value, End of Period                                                  $8.719   $10.487    $11.410
Number of Units Outstanding, End of Period                                                   0       983        983
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.293    $10.475
Accumulation Unit Value, End of Period                                                  $8.293   $10.475    $11.563
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.576    $11.004
Accumulation Unit Value, End of Period                                                  $8.576   $11.004    $12.126
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.601    $11.111
Accumulation Unit Value, End of Period                                                  $8.601   $11.111    $12.502
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.608    $12.016
Accumulation Unit Value, End of Period                                                  $9.608   $12.016    $12.920
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.362    $11.072
Accumulation Unit Value, End of Period                                                  $9.362   $11.072    $12.031
Number of Units Outstanding, End of Period                                                 536       804        538
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.053    $14.269
Accumulation Unit Value, End of Period                                                  $9.053   $14.269    $14.473
Number of Units Outstanding, End of Period                                                   0                    0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.125    $10.133
Accumulation Unit Value, End of Period                                                 $10.125   $10.133    $10.061
Number of Units Outstanding, End of Period                                                 576     2,347          0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.954     $9.810
Accumulation Unit Value, End of Period                                                  $9.954    $9.810     $9.686
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.397    $11.029
Accumulation Unit Value, End of Period                                                 $10.397   $11.029    $11.373
Number of Units Outstanding, End of Period                                                   0     6,486      6,486
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.047    $11.323
Accumulation Unit Value, End of Period                                                  $9.047   $11.323    $12.256
Number of Units Outstanding, End of Period                                                 276       544        544
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.418    $11.635
Accumulation Unit Value, End of Period                                                  $9.418   $11.635    $12.573
Number of Units Outstanding, End of Period                                                 214       424        423
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.312    $10.708
Accumulation Unit Value, End of Period                                                  $9.312   $10.708    $12.640
Number of Units Outstanding, End of Period                                                   0         0          0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.877    $13.039
Accumulation Unit Value, End of Period                                                  $8.877   $13.039    $15.754
Number of Units Outstanding, End of Period                                                   0                    0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.915    $10.930
Accumulation Unit Value, End of Period                                                  $8.915   $10.930    $11.560
Number of Units Outstanding, End of Period                                                   0                    0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.428    $10.538
Accumulation Unit Value, End of Period                                                  $8.428   $10.538    $12.140
Number of Units Outstanding, End of Period                                                   0                    0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.679    $12.074
Accumulation Unit Value, End of Period                                                  $8.679   $12.074    $14.409
Number of Units Outstanding, End of Period                                                   0                    0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.850    $12.291
Accumulation Unit Value, End of Period                                                  $8.850   $12.291    $13.822
Number of Units Outstanding, End of Period                                                   0                    0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.926    $12.129
Accumulation Unit Value, End of Period                                                  $8.926   $12.129    $16.235
Number of Units Outstanding, End of Period                                                 107       221        220
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.108
Number of Units Outstanding, End of Period                                                   -         -          0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.103    $11.683
Accumulation Unit Value, End of Period                                                  $9.103   $11.683    $13.463
Number of Units Outstanding, End of Period                                                 223     1,153        930
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.375    $10.467
Accumulation Unit Value, End of Period                                                  $8.375   $10.467    $10.994
Number of Units Outstanding, End of Period                                                   0                    0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.017    $11.461
Accumulation Unit Value, End of Period                                                  $9.017   $11.461    $11.993
Number of Units Outstanding, End of Period                                                   0                    0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.905    $11.470
Accumulation Unit Value, End of Period                                                  $8.905   $11.470    $12.182
Number of Units Outstanding, End of Period                                                   0                    0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.967    $11.007
Accumulation Unit Value, End of Period                                                  $8.967   $11.007    $11.426
Number of Units Outstanding, End of Period                                                   0                    0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.998    $11.896
Accumulation Unit Value, End of Period                                                  $8.998   $11.896    $13.370
Number of Units Outstanding, End of Period                                                   0                    0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.055    $11.746
Accumulation Unit Value, End of Period                                                  $9.055   $11.746    $12.821
Number of Units Outstanding, End of Period                                                   0                    0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.934    $10.817
Accumulation Unit Value, End of Period                                                  $8.934   $10.817    $11.502
Number of Units Outstanding, End of Period                                                   0                    0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.990    $11.238
Accumulation Unit Value, End of Period                                                  $8.990   $11.238    $12.254
Number of Units Outstanding, End of Period                                                   0                    0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.493    $10.713
Accumulation Unit Value, End of Period                                                  $8.493   $10.713    $12.216
Number of Units Outstanding, End of Period                                                 116       233        233
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.030    $11.794
Accumulation Unit Value, End of Period                                                  $8.030   $11.794    $14.608
Number of Units Outstanding, End of Period                                                 120       245        244
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.977    $11.004
Accumulation Unit Value, End of Period                                                  $8.977   $11.004    $11.343
Number of Units Outstanding, End of Period                                                   0         0          0

* Contracts were first offered with the Income and Performance Death Benefit Option on July 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.78% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT AND ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                               2002      2003       2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.088     $9.989
Accumulation Unit Value, End of Period                                                  $8.088    $9.989    $11.033
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.915     $9.911
Accumulation Unit Value, End of Period                                                  $7.915    $9.911    $10.532
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.123     $9.776
Accumulation Unit Value, End of Period                                                  $8.123    $9.776    $10.643
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.074    $10.205
Accumulation Unit Value, End of Period                                                  $8.074   $10.205    $11.272
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.083    $10.378
Accumulation Unit Value, End of Period                                                  $8.083   $10.378    $11.443
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.151    $10.537
Accumulation Unit Value, End of Period                                                  $8.151   $10.537    $11.863
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.129    $11.423
Accumulation Unit Value, End of Period                                                  $9.129   $11.423    $12.290
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.904    $10.537
Accumulation Unit Value, End of Period                                                  $8.904   $10.537    $11.457
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.453    $11.755
Accumulation Unit Value, End of Period                                                  $7.453   $11.755    $11.931
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.153    $10.167
Accumulation Unit Value, End of Period                                                 $10.153   $10.167    $10.101
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.951     $9.813
Accumulation Unit Value, End of Period                                                  $9.951    $9.813     $9.696
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.359    $10.995
Accumulation Unit Value, End of Period                                                 $10.359   $10.995    $11.345
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.209    $10.282
Accumulation Unit Value, End of Period                                                  $8.209   $10.282    $11.136
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.920    $11.027
Accumulation Unit Value, End of Period                                                  $8.920   $11.027    $11.924
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.567     $9.857
Accumulation Unit Value, End of Period                                                  $8.567    $9.857    $11.644
Number of Units Outstanding, End of Period                                                   0         0          0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY                                                                      $11.966
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.141    $14.467
Accumulation Unit Value, End of Period                                                  $8.141   $11.966          0
Number of Units Outstanding, End of Period                                                   0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.017     $9.836
Accumulation Unit Value, End of Period                                                  $8.017    $9.836    $10.409
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.093    $10.127
Accumulation Unit Value, End of Period                                                  $8.093   $10.127    $11.674
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.594    $10.572
Accumulation Unit Value, End of Period                                                  $7.594   $10.572    $12.624
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.738    $10.753
Accumulation Unit Value, End of Period                                                  $7.738   $10.753    $12.100
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.956    $12.177
Accumulation Unit Value, End of Period                                                  $8.956   $12.177    $16.310
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.114
Number of Units Outstanding, End of Period                                                   -         -          0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.118    $10.443
Accumulation Unit Value, End of Period                                                  $8.118   $10.443    $12.077
Number of Units Outstanding, End of Period                                                   0         0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.543     $9.433
Accumulation Unit Value, End of Period                                                  $7.543    $9.433     $9.915
Number of Units Outstanding, End of Period                                                   0         0          0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.112    $10.317
Accumulation Unit Value, End of Period                                                  $8.112   $10.317    $10.803
Number of Units Outstanding, End of Period                                                   0         0          0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.851    $10.119
Accumulation Unit Value, End of Period                                                  $7.851   $10.119    $10.754
Number of Units Outstanding, End of Period                                                   0         0          0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.956     $9.773
Accumulation Unit Value, End of Period                                                  $7.956    $9.773    $10.151
Number of Units Outstanding, End of Period                                                   0         0          0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.002    $10.611
Accumulation Unit Value, End of Period                                                  $8.002    10.611    $11.935
Number of Units Outstanding, End of Period                                                   0         0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.072    $10.478
Accumulation Unit Value, End of Period                                                  $8.072   $10.478    $11.444
Number of Units Outstanding, End of Period                                                   0         0          0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.050     $9.753
Accumulation Unit Value, End of Period                                                  $8.050    $9.753    $10.376
Number of Units Outstanding, End of Period                                                   0         0          0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.178    $10.230
Accumulation Unit Value, End of Period                                                  $8.178        10    $11.163
Number of Units Outstanding, End of Period                                                   0         0          0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.078    $10.196
Accumulation Unit Value, End of Period                                                  $8.078   $10.196    $11.634
Number of Units Outstanding, End of Period                                                   0         0          0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.515    $11.043
Accumulation Unit Value, End of Period                                                  $7.515   $11.043    $13.687
Number of Units Outstanding, End of Period                                                   0         0          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                           $10.000    $7.966     $9.772
Accumulation Unit Value, End of Period                                                  $7.966    $9.772    $10.079
Number of Units Outstanding, End of Period                                                   0         0          0





* Contracts were first offered with the Enhanced Earnings Death Benefit Plus Option (age 66-75) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                      2002           2003       2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.082     $9.968
Accumulation Unit Value, End of Period                                                $8.082      $9.968    $10.995
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.908     $9.890
Accumulation Unit Value, End of Period                                                $7.908      $9.890    $10.496
Number of Units Outstanding, End of Period                                             1,112       1,817      1,744
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.117     $9.755
Accumulation Unit Value, End of Period                                                $8.117      $9.755    $10.607
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.068    $10.184
Accumulation Unit Value, End of Period                                                $8.068     $10.184    $11.233
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.076    $10.356
Accumulation Unit Value, End of Period                                                $8.076     $10.356    $11.404
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.144    $10.514
Accumulation Unit Value, End of Period                                                $8.114     $10.514    $11.822
Number of Units Outstanding, End of Period                                                 0       3,002      2,739
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.122    $11.399
Accumulation Unit Value, End of Period                                                $9.112     $11.399    $12.248
Number of Units Outstanding, End of Period                                                 0         451        432
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.897    $10.515
Accumulation Unit Value, End of Period                                                $8.897     $10.515    $11.418
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.447    $11.730
Accumulation Unit Value, End of Period                                                $7.447     $11.730    $11.890
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.145    $10.146
Accumulation Unit Value, End of Period                                               $10.145     $10.146    $10.067
Number of Units Outstanding, End of Period                                             2,642       5,218      5,333
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                         $10.000      $9.944     $9.792
Accumulation Unit Value, End of Period                                                $9.944      $9.792     $9.663
Number of Units Outstanding, End of Period                                                 0         870        915
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                         $10.000     $10.351    $10.972
Accumulation Unit Value, End of Period                                               $10.351     $10.972    $11.307
Number of Units Outstanding, End of Period                                                 0       2,079      2,011
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.203    $10.260
Accumulation Unit Value, End of Period                                                $8.203     $10.260    $11.098
Number of Units Outstanding, End of Period                                                 0       4,919      4,900
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.913    $11.004
Accumulation Unit Value, End of Period                                                $8.913     $11.004    $11.884
Number of Units Outstanding, End of Period                                                 0           0          0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.560     $9.837
Accumulation Unit Value, End of Period                                                $8.560      $9.837    $11.604
Number of Units Outstanding, End of Period                                                 0           0          0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.135    $11.941
Accumulation Unit Value, End of Period                                                $8.135     $11.941    $14.418
Number of Units Outstanding, End of Period                                                 0           0          0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.011     $9.815
Accumulation Unit Value, End of Period                                                $8.011      $9.815    $10.374
Number of Units Outstanding, End of Period                                                 0           0          0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.087    $10.106
Accumulation Unit Value, End of Period                                                $8.087     $10.106    $11.634
Number of Units Outstanding, End of Period                                                 0           0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.588    $10.550
Accumulation Unit Value, End of Period                                                $7.588     $10.550    $12.581
Number of Units Outstanding, End of Period                                                 0         172        155
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.732    $10.730
Accumulation Unit Value, End of Period                                                $7.732     $10.730    $12.059
Number of Units Outstanding, End of Period                                             1,179       1,453      1,334
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.949    $12.152
Accumulation Unit Value, End of Period                                                $8.949     $12.152    $16.254
Number of Units Outstanding, End of Period                                                 0       1,218      1,063
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                               -           -    $10.000
Accumulation Unit Value, End of Period                                                     -           -    $11.104
Number of Units Outstanding, End of Period                                                 -           -          0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.112    $10.422
Accumulation Unit Value, End of Period                                                $8.112     $10.422    $12.035
Number of Units Outstanding, End of Period                                             1,742       1,338      1,233
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.537     $9.413
Accumulation Unit Value, End of Period                                                $7.537      $9.413     $9.881
Number of Units Outstanding, End of Period                                                 0           0          0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.105    $10.296
Accumulation Unit Value, End of Period                                                $8.105     $10.296    $10.766
Number of Units Outstanding, End of Period                                                 0         841        834
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.845    $10.097
Accumulation Unit Value, End of Period                                                $7.845     $10.097    $10.717
Number of Units Outstanding, End of Period                                                 0       1,277      1,227
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.950     $9.752
Accumulation Unit Value, End of Period                                                $7.950      $9.752    $10.116
Number of Units Outstanding, End of Period                                                 0           0          0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.016    $10.589
Accumulation Unit Value, End of Period                                                $8.016     $10.589    $11.894
Number of Units Outstanding, End of Period                                                 0           0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.066    $10.456
Accumulation Unit Value, End of Period                                                $8.066     $10.456    $11.405
Number of Units Outstanding, End of Period                                                 0       1,783      1,643
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.044     $9.732
Accumulation Unit Value, End of Period                                                $8.044      $9.732    $10.341
Number of Units Outstanding, End of Period                                                 0           0          0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.172    $10.209
Accumulation Unit Value, End of Period                                                $8.172     $10.209    $11.124
Number of Units Outstanding, End of Period                                                 0           0          0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                         $10.000      $8.072    $10.175
Accumulation Unit Value, End of Period                                                $8.072     $10.175    $11.594
Number of Units Outstanding, End of Period                                                 0         911        840
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.509    $11.020
Accumulation Unit Value, End of Period                                                $7.509     $11.020    $13.641
Number of Units Outstanding, End of Period                                                 0       1,453      1,338
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                         $10.000      $7.960     $9.751
Accumulation Unit Value, End of Period                                                $7.960      $9.751    $10.044
Number of Units Outstanding, End of Period                                                 0           0          0







* Contracts were first offered with the Performance Death Benefit Option and Enhanced Earnings Death Benefit Plus Option (age 66-75) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.83% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE DEATH BENEFIT COMBINATION OPTION AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                          2002         2003         2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.076       $9.950
Accumulation Unit Value, End of Period                                             $8.076       $9.950      $10.963
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.903       $9.873
Accumulation Unit Value, End of Period                                             $7.903       $9.873      $10.465
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.112       $9.738
Accumulation Unit Value, End of Period                                             $8.112       $9.738      $10.576
Number of Units Outstanding, End of Period                                              0        9,460        6,028
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.063      $10.165
Accumulation Unit Value, End of Period                                             $8.063      $10.165      $11.201
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.071      $10.338
Accumulation Unit Value, End of Period                                             $8.071      $10.338      $11.371
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.139      $10.496
Accumulation Unit Value, End of Period                                             $8.139      $10.496      $11.788
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                      $10.000       $9.116      $11.379
Accumulation Unit Value, End of Period                                             $9.116      $11.379      $12.213
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.891      $10.496
Accumulation Unit Value, End of Period                                             $8.891      $10.496      $11.385
Number of Units Outstanding, End of Period                                              0          779        3,242
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.442      $11.710
Accumulation Unit Value, End of Period                                             $7.442      $11.710      $11.856
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                      $10.000      $10.138      $10.128
Accumulation Unit Value, End of Period                                            $10.138      $10.128      $10.037
Number of Units Outstanding, End of Period                                              0          663        8,159
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                      $10.000       $9.937       $9.775
Accumulation Unit Value, End of Period                                             $9.937       $9.775       $9.635
Number of Units Outstanding, End of Period                                              0            0          532
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                      $10.000      $10.344      $10.953
Accumulation Unit Value, End of Period                                            $10.344      $10.953      $11.274
Number of Units Outstanding, End of Period                                              0        1,773        7,655
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.198      $10.242
Accumulation Unit Value, End of Period                                             $8.198      $10.242      $11.066
Number of Units Outstanding, End of Period                                              0       11,541        4,610
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.908      $10.985
Accumulation Unit Value, End of Period                                             $8.908      $10.985      $11.849
Number of Units Outstanding, End of Period                                              0            0            0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.555       $9.819
Accumulation Unit Value, End of Period                                             $8.555       $9.819      $11.570
Number of Units Outstanding, End of Period                                              0            0            0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.130      $11.920
Accumulation Unit Value, End of Period                                             $8.130      $11.920      $14.376
Number of Units Outstanding, End of Period                                              0            0            0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.006       $9.797
Accumulation Unit Value, End of Period                                             $8.006       $9.797      $10.344
Number of Units Outstanding, End of Period                                              0            0            0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.082      $10.088
Accumulation Unit Value, End of Period                                             $8.082      $10.088      $11.600
Number of Units Outstanding, End of Period                                              0            0            0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.583      $10.531
Accumulation Unit Value, End of Period                                             $7.583      $10.531      $12.545
Number of Units Outstanding, End of Period                                              0            0        1,719
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.727      $10.711
Accumulation Unit Value, End of Period                                             $7.727      $10.711      $12.024
Number of Units Outstanding, End of Period                                              0            0            0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.943      $12.130
Accumulation Unit Value, End of Period                                             $8.943      $12.130      $16.207
Number of Units Outstanding, End of Period                                              0            0            0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                            -            -      $10.000
Accumulation Unit Value, End of Period                                                  -            -      $11.096
Number of Units Outstanding, End of Period                                              -            -            0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.107      $10.403
Accumulation Unit Value, End of Period                                             $8.107      $10.403      $12.001
Number of Units Outstanding, End of Period                                              0       11,060        9,055
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.532       $9.396
Accumulation Unit Value, End of Period                                             $7.532       $9.396       $9.852
Number of Units Outstanding, End of Period                                              0            0            0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.100      $10.277
Accumulation Unit Value, End of Period                                             $8.100      $10.277      $10.735
Number of Units Outstanding, End of Period                                              0            0            0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.840      $10.079
Accumulation Unit Value, End of Period                                             $7.840      $10.079      $10.686
Number of Units Outstanding, End of Period                                              0            0            0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.945       $9.735
Accumulation Unit Value, End of Period                                             $7.945       $9.735      $10.087
Number of Units Outstanding, End of Period                                              0        1,778        1,778
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.010      $10.570
Accumulation Unit Value, End of Period                                             $8.010      $10.570      $11.859
Number of Units Outstanding, End of Period                                              0            0            0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.060      $10.438
Accumulation Unit Value, End of Period                                             $8.060      $10.438      $11.372
Number of Units Outstanding, End of Period                                              0        9,309            0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.039       $9.715
Accumulation Unit Value, End of Period                                             $8.039       $9.715      $10.311
Number of Units Outstanding, End of Period                                              0            0            0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.167      $10.191
Accumulation Unit Value, End of Period                                             $8.167      $10.191      $11.092
Number of Units Outstanding, End of Period                                              0            0            0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000       $8.067      $10.156
Accumulation Unit Value, End of Period                                             $8.067      $10.156      $11.561
Number of Units Outstanding, End of Period                                              0            0            0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.504      $11.000
Accumulation Unit Value, End of Period                                             $7.504      $11.000      $13.601
Number of Units Outstanding, End of Period                                              0            0        1,946
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                      $10.000       $7.955       $9.734
Accumulation Unit Value, End of Period                                             $7.955       $9.734      $10.015
Number of Units Outstanding, End of Period                                              0            0            0





 * Contracts were first offered with the Death Benefit Combination Option and Enhanced Earnings Death Benefit Plus Option (age 66-75) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.94% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                  2002     2003     2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.073   $9.941
Accumulation Unit Value, End of Period                                                     $8.073   $9.941  $10.946
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.900   $9.863
Accumulation Unit Value, End of Period                                                     $7.900   $9.863  $10.449
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.109   $9.729
Accumulation Unit Value, End of Period                                                     $8.109   $9.729  $10.559
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.060  $10.156
Accumulation Unit Value, End of Period                                                     $8.060  $10.156  $11.183
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.068  $10.328
Accumulation Unit Value, End of Period                                                     $8.068  $10.328  $11.353
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.136  $10.486
Accumulation Unit Value, End of Period                                                     $8.136  $10.486  $11.769
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                              $10.000   $9.112  $11.368
Accumulation Unit Value, End of Period                                                     $9.112  $11.368  $12.193
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.888  $10.486
Accumulation Unit Value, End of Period                                                     $8.888  $10.486  $11.367
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.440  $11.698
Accumulation Unit Value, End of Period                                                     $7.440  $11.698  $11.837
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                              $10.000  $10.134  $10.118
Accumulation Unit Value, End of Period                                                    $10.134  $10.118  $10.022
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                              $10.000   $9.934   $9.766
Accumulation Unit Value, End of Period                                                     $9.934   $9.766   $9.619
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                              $10.000  $10.341  $10.942
Accumulation Unit Value, End of Period                                                    $10.341  $10.942  $11.256
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.195  $10.232
Accumulation Unit Value, End of Period                                                     $8.195  $10.232  $11.048
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.904  $10.974
Accumulation Unit Value, End of Period                                                     $8.904  $10.974  $11.830
Number of Units Outstanding, End of Period                                                      0        0        0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.552   $9.810
Accumulation Unit Value, End of Period                                                     $8.552   $9.810  $11.552
Number of Units Outstanding, End of Period                                                      0        0        0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.127  $11.908
Accumulation Unit Value, End of Period                                                     $8.127  $11.908  $14.353
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.003   $9.788
Accumulation Unit Value, End of Period                                                     $8.003   $9.788  $10.327
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.079  $10.078
Accumulation Unit Value, End of Period                                                     $8.079  $10.078  $11.582
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.580  $10.521
Accumulation Unit Value, End of Period                                                     $7.580  $10.521  $12.525
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.724  $10.701
Accumulation Unit Value, End of Period                                                     $7.724  $10.701  $12.005
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.939  $12.118
Accumulation Unit Value, End of Period                                                     $8.939  $12.118  $16.182
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                    -        -  $10.000
Accumulation Unit Value, End of Period                                                          -        -  $11.091
Number of Units Outstanding, End of Period                                                      -        -        0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.104  $10.393
Accumulation Unit Value, End of Period                                                     $8.104  $10.393  $11.982
Number of Units Outstanding, End of Period                                                      0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.529   $9.387
Accumulation Unit Value, End of Period                                                     $7.529   $9.387   $9.836
Number of Units Outstanding, End of Period                                                      0        0        0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.097  $10.267
Accumulation Unit Value, End of Period                                                     $8.097  $10.267  $10.718
Number of Units Outstanding, End of Period                                                      0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.837  $10.070
Accumulation Unit Value, End of Period                                                     $7.837  $10.070  $10.669
Number of Units Outstanding, End of Period                                                      0        0        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.942   $9.726
Accumulation Unit Value, End of Period                                                     $7.942   $9.726  $10.071
Number of Units Outstanding, End of Period                                                      0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.008  $10.560
Accumulation Unit Value, End of Period                                                     $8.008  $10.560  $11.841
Number of Units Outstanding, End of Period                                                      0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.058  $10.427
Accumulation Unit Value, End of Period                                                     $8.058  $10.427  $11.354
Number of Units Outstanding, End of Period                                                      0        0        0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.036   $9.705
Accumulation Unit Value, End of Period                                                     $8.036   $9.705  $10.294
Number of Units Outstanding, End of Period                                                      0        0        0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.164  $10.181
Accumulation Unit Value, End of Period                                                     $8.164  $10.181  $11.075
Number of Units Outstanding, End of Period                                                      0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                              $10.000   $8.064  $10.147
Accumulation Unit Value, End of Period                                                     $8.064  $10.147  $11.542
Number of Units Outstanding, End of Period                                                      0        0        0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.501  $10.990
Accumulation Unit Value, End of Period                                                     $7.501  $10.990  $13.579
Number of Units Outstanding, End of Period                                                      0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                              $10.000   $7.952   $9.724
Accumulation Unit Value, End of Period                                                     $7.952   $9.724   $9.999
Number of Units Outstanding, End of Period                                                      0        0        0






* Contracts were first offered with the Income Benefit Combination Option 2 and Enhanced Earnings Death Benefit Plus Option (age 66-75) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.098 $10.021
Accumulation Unit Value, End of Period                                                      $8.098  $10.021 $11.091
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.924  $9.943
Accumulation Unit Value, End of Period                                                      $7.924   $9.943 $10.587
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.133  $9.808
Accumulation Unit Value, End of Period                                                      $8.133   $9.808 $10.699
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.084 $10.238
Accumulation Unit Value, End of Period                                                      $8.084  $10.238 $11.331
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.092 $10.411
Accumulation Unit Value, End of Period                                                      $8.092  $10.411 $11.503
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.161 $10.571
Accumulation Unit Value, End of Period                                                      $8.161  $10.571 $11.926
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.140 $11.460
Accumulation Unit Value, End of Period                                                      $9.140  $11.460 $12.355
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.915 $10.571
Accumulation Unit Value, End of Period                                                      $8.915  $10.571 $11.517
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.462 $11.793
Accumulation Unit Value, End of Period                                                      $7.462  $11.793 $11.994
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.165 $10.200
Accumulation Unit Value, End of Period                                                     $10.165  $10.200 $10.154
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.963  $9.845
Accumulation Unit Value, End of Period                                                      $9.963   $9.845  $9.747
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.371 $11.031
Accumulation Unit Value, End of Period                                                     $10.371  $11.031 $11.405
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.219 $10.315
Accumulation Unit Value, End of Period                                                      $8.219  $10.315 $11.194
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.931 $11.063
Accumulation Unit Value, End of Period                                                      $8.931  $11.063 $11.987
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.577  $9.889
Accumulation Unit Value, End of Period                                                      $8.577   $9.889 $11.705
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.151 $12.005
Accumulation Unit Value, End of Period                                                      $8.151  $12.005 $14.544
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.027  $9.867
Accumulation Unit Value, End of Period                                                      $8.027   $9.867 $10.464
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.103 $10.160
Accumulation Unit Value, End of Period                                                      $8.103  $10.160 $11.736
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.603 $10.606
Accumulation Unit Value, End of Period                                                      $7.603  $10.606 $12.691
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.747 $10.788
Accumulation Unit Value, End of Period                                                      $7.747  $10.788 $12.164
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.966 $12.216
Accumulation Unit Value, End of Period                                                      $8.966  $12.216 $16.396
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.129
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.128 $10.477
Accumulation Unit Value, End of Period                                                      $8.128  $10.477 $12.140
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.552  $9.463
Accumulation Unit Value, End of Period                                                      $7.552   $9.463  $9.967
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.121 $10.351
Accumulation Unit Value, End of Period                                                      $8.121  $10.351 $10.860
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.861 $10.151
Accumulation Unit Value, End of Period                                                      $7.861  $10.151 $10.811
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.966  $9.805
Accumulation Unit Value, End of Period                                                      $7.966   $9.805 $10.205
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.032 $10.646
Accumulation Unit Value, End of Period                                                      $8.032  $10.646 $11.998
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.082 $10.512
Accumulation Unit Value, End of Period                                                      $8.082  $10.512 $11.505
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.060  $9.784
Accumulation Unit Value, End of Period                                                      $8.060   $9.784 $10.431
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.188 $10.263
Accumulation Unit Value, End of Period                                                      $8.188  $10.263 $11.221
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.088 $10.229
Accumulation Unit Value, End of Period                                                      $8.088  $10.229 $11.695
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.524 $11.079
Accumulation Unit Value, End of Period                                                      $7.524  $11.079 $13.759
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.976  $9.803
Accumulation Unit Value, End of Period                                                      $7.976   $9.803 $10.132
Number of Units Outstanding, End of Period                                                       0        0       0




* Contracts were first offered with the Enhanced Earnings Death Benefit Plus Option (age 55 or younger) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND
LESS)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.091 $10.000
Accumulation Unit Value, End of Period                                                      $8.091  $10.000 $11.053
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.918  $9.922
Accumulation Unit Value, End of Period                                                      $7.918   $9.922 $10.551
Number of Units Outstanding, End of Period                                                   4,169    1,645   2,125
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.127  $9.787
Accumulation Unit Value, End of Period                                                      $8.127   $9.787 $10.663
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.078 $10.217
Accumulation Unit Value, End of Period                                                      $8.078  $10.217 $11.293
Number of Units Outstanding, End of Period                                                     435      434     433
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.086 $10.390
Accumulation Unit Value, End of Period                                                      $8.086  $10.390 $11.464
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.154 $10.548
Accumulation Unit Value, End of Period                                                      $8.154  $10.548 $11.885
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.132 $11.436
Accumulation Unit Value, End of Period                                                      $9.132  $11.436 $12.313
Number of Units Outstanding, End of Period                                                       0      493     250
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.908 $10.549
Accumulation Unit Value, End of Period                                                      $8.908  $10.549 $11.478
Number of Units Outstanding, End of Period                                                       0        0     330
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.456 $11.768
Accumulation Unit Value, End of Period                                                      $7.456  $11.768 $11.953
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.157 $10.179
Accumulation Unit Value, End of Period                                                     $10.157  $10.179 $10.120
Number of Units Outstanding, End of Period                                                   4,011      849     848
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.956  $9.824
Accumulation Unit Value, End of Period                                                      $9.956   $9.824  $9.714
Number of Units Outstanding, End of Period                                                   2,353      135      63
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.363 $11.008
Accumulation Unit Value, End of Period                                                     $10.363  $11.008 $11.366
Number of Units Outstanding, End of Period                                                     989    3,346   4,211
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.213 $10.293
Accumulation Unit Value, End of Period                                                      $8.213  $10.293 $11.156
Number of Units Outstanding, End of Period                                                       0      819     701
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.924 $11.040
Accumulation Unit Value, End of Period                                                      $8.924  $11.040 $11.946
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.571  $9.869
Accumulation Unit Value, End of Period                                                      $8.571   $9.869 $11.665
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.145 $11.980
Accumulation Unit Value, End of Period                                                      $8.145  $11.980 $14.494
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.021  $9.847
Accumulation Unit Value, End of Period                                                      $8.021   $9.847 $10.428
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.097 $10.139
Accumulation Unit Value, End of Period                                                      $8.097  $10.139 $11.696
Number of Units Outstanding, End of Period                                                   4,132        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.597 $10.584
Accumulation Unit Value, End of Period                                                      $7.597  $10.584 $12.647
Number of Units Outstanding, End of Period                                                       0    2,038   2,510
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.741 $10.765
Accumulation Unit Value, End of Period                                                      $7.741  $10.765 $12.123
Number of Units Outstanding, End of Period                                                   2,753      447     446
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.959 $12.191
Accumulation Unit Value, End of Period                                                      $8.959  $12.191 $16.340
Number of Units Outstanding, End of Period                                                     114      113     113
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.119
Number of Units Outstanding, End of Period                                                       -        -   2,066
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.122 $10.455
Accumulation Unit Value, End of Period                                                      $8.122  $10.455 $12.099
Number of Units Outstanding, End of Period                                                     883      880     992
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.546  $9.443
Accumulation Unit Value, End of Period                                                      $7.546   $9.443  $9.933
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.115 $10.329
Accumulation Unit Value, End of Period                                                      $8.115  $10.329 $10.823
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.854 $10.130
Accumulation Unit Value, End of Period                                                      $7.854  $10.130 $10.774
Number of Units Outstanding, End of Period                                                       0    1,974   2,645
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.960  $9.784
Accumulation Unit Value, End of Period                                                      $7.960   $9.784 $10.170
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.025 $10.623
Accumulation Unit Value, End of Period                                                      $8.025  $10.623 $11.957
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.075 $10.490
Accumulation Unit Value, End of Period                                                      $8.075  $10.490 $11.465
Number of Units Outstanding, End of Period                                                       0    2,371   2,988
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.053  $9.764
Accumulation Unit Value, End of Period                                                      $8.053   $9.764 $10.395
Number of Units Outstanding, End of Period                                                   2,924    3,030   4,135
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.182 $10.242
Accumulation Unit Value, End of Period                                                      $8.182  $10.242 $11.183
Number of Units Outstanding, End of Period                                                     458      457     456
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.082 $10.208
Accumulation Unit Value, End of Period                                                      $8.082  $10.208 $11.656
Number of Units Outstanding, End of Period                                                       0    4,157   5,016
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.518 $11.056
Accumulation Unit Value, End of Period                                                      $7.518  $11.056 $13.713
Number of Units Outstanding, End of Period                                                   1,576      258     257
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.970  $9.783
Accumulation Unit Value, End of Period                                                      $7.970   $9.783 $10.097
Number of Units Outstanding, End of Period                                                       0        0       0





* Contracts were first offered with the Performance Death Benefit Option and Enhanced Earnings Death Benefit Plus Option (age 55 or younger) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE DEATH BENEFIT COMBINATION OPTION AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.086  $9.983
Accumulation Unit Value, End of Period                                                      $8.086   $9.983 $11.021
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.913  $9.905
Accumulation Unit Value, End of Period                                                      $7.913   $9.905 $10.521
Number of Units Outstanding, End of Period                                                     405      404     403
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.121  $9.770
Accumulation Unit Value, End of Period                                                      $8.121   $9.770 $10.632
Number of Units Outstanding, End of Period                                                     409      409     408
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.072 $10.198
Accumulation Unit Value, End of Period                                                      $8.072  $10.198 $11.260
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.081 $10.371
Accumulation Unit Value, End of Period                                                      $8.081  $10.371 $11.431
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.149 $10.530
Accumulation Unit Value, End of Period                                                      $8.149  $10.530 $11.850
Number of Units Outstanding, End of Period                                                       0        0     406
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.126 $11.416
Accumulation Unit Value, End of Period                                                      $9.126  $11.416 $12.277
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.902 $10.530
Accumulation Unit Value, End of Period                                                      $8.902  $10.530 $11.445
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.451 $11.748
Accumulation Unit Value, End of Period                                                      $7.451  $11.748 $11.918
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.150 $10.161
Accumulation Unit Value, End of Period                                                     $10.150  $10.161 $10.091
Number of Units Outstanding, End of Period                                                       0    2,458   2,456
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.949  $9.807
Accumulation Unit Value, End of Period                                                      $9.949   $9.807  $9.686
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.357 $10.988
Accumulation Unit Value, End of Period                                                     $10.357  $10.988 $11.333
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.207 $10.275
Accumulation Unit Value, End of Period                                                      $8.207  $10.275 $11.124
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.918 $11.020
Accumulation Unit Value, End of Period                                                      $8.918  $11.020 $11.912
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.565  $9.851
Accumulation Unit Value, End of Period                                                      $8.565   $9.851 $11.631
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.140 $11.959
Accumulation Unit Value, End of Period                                                      $8.140  $11.959 $14.452
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.015  $9.829
Accumulation Unit Value, End of Period                                                      $8.015   $9.829 $10.398
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.092 $10.121
Accumulation Unit Value, End of Period                                                      $8.092  $10.121 $11.662
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.592 $10.565
Accumulation Unit Value, End of Period                                                      $7.592  $10.565 $12.611
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.736 $10.746
Accumulation Unit Value, End of Period                                                      $7.736  $10.746 $12.087
Number of Units Outstanding, End of Period                                                       0      135     134
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.953 $12.169
Accumulation Unit Value, End of Period                                                      $8.953  $12.169 $16.293
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.111
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.117 $10.437
Accumulation Unit Value, End of Period                                                      $8.117  $10.437 $12.064
Number of Units Outstanding, End of Period                                                     432      558     709
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.541  $9.427
Accumulation Unit Value, End of Period                                                      $7.541   $9.427  $9.904
Number of Units Outstanding, End of Period                                                       0      130     130
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.110 $10.311
Accumulation Unit Value, End of Period                                                      $8.110  $10.311 $10.791
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.849 $10.112
Accumulation Unit Value, End of Period                                                      $7.849  $10.112 $10.743
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.955  $9.767
Accumulation Unit Value, End of Period                                                      $7.955   $9.767 $10.140
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.020 $10.605
Accumulation Unit Value, End of Period                                                      $8.020  $10.605 $11.922
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.070 $10.471
Accumulation Unit Value, End of Period                                                      $8.070  $10.471 $11.432
Number of Units Outstanding, End of Period                                                     417      541     540
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.048  $9.746
Accumulation Unit Value, End of Period                                                      $8.048   $9.746 $10.365
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.176 $10.224
Accumulation Unit Value, End of Period                                                      $8.176  $10.224 $11.151
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.076 $10.189
Accumulation Unit Value, End of Period                                                      $8.076  $10.189 $11.622
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.513 $11.036
Accumulation Unit Value, End of Period                                                      $7.513  $11.036 $13.673
Number of Units Outstanding, End of Period                                                       0      140       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.964  $9.765
Accumulation Unit Value, End of Period                                                      $7.964   $9.765 $10.068
Number of Units Outstanding, End of Period                                                       0        0       0






* Contracts were first offered with the Death Benefit Combination Option and Enhanced Earnings Death Benefit Plus Option (age 55 or younger) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION
(AGE 55 AND LESS)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.083  $9.973
Accumulation Unit Value, End of Period                                                      $8.083   $9.973 $11.004
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.910  $9.895
Accumulation Unit Value, End of Period                                                      $7.910   $9.895 $10.504
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.118  $9.760
Accumulation Unit Value, End of Period                                                      $8.118   $9.760 $10.615
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.069 $10.189
Accumulation Unit Value, End of Period                                                      $8.069  $10.189 $11.242
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.078 $10.361
Accumulation Unit Value, End of Period                                                      $8.078  $10.361 $11.413
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.146 $10.520
Accumulation Unit Value, End of Period                                                      $8.146  $10.520 $11.832
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.123 $11.405
Accumulation Unit Value, End of Period                                                      $9.123  $11.405 $12.258
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.899 $10.520
Accumulation Unit Value, End of Period                                                      $8.899  $10.520 $11.427
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.449 $11.736
Accumulation Unit Value, End of Period                                                      $7.449  $11.736 $11.899
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.147 $10.151
Accumulation Unit Value, End of Period                                                     $10.147  $10.151 $10.075
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.945  $9.797
Accumulation Unit Value, End of Period                                                      $9.945   $9.797  $9.670
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.353 $10.978
Accumulation Unit Value, End of Period                                                     $10.353  $10.978 $11.316
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.204 $10.265
Accumulation Unit Value, End of Period                                                      $8.204  $10.265 $11.106
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.915 $11.010
Accumulation Unit Value, End of Period                                                      $8.915  $11.010 $11.893
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.562  $9.842
Accumulation Unit Value, End of Period                                                      $8.562   $9.842 $11.613
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.137 $11.947
Accumulation Unit Value, End of Period                                                      $8.137  $11.947 $14.429
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.012  $9.820
Accumulation Unit Value, End of Period                                                      $8.012   $9.820 $10.382
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.089 $10.111
Accumulation Unit Value, End of Period                                                      $8.089  $10.111 $11.643
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.590 $10.555
Accumulation Unit Value, End of Period                                                      $7.590  $10.555 $12.591
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.733 $10.736
Accumulation Unit Value, End of Period                                                      $7.733  $10.736 $12.068
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.950 $12.157
Accumulation Unit Value, End of Period                                                      $8.950  $12.157 $16.267
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.106
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.114 $10.427
Accumulation Unit Value, End of Period                                                      $8.114  $10.427 $12.045
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.538  $9.418
Accumulation Unit Value, End of Period                                                      $7.538   $9.418  $9.888
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.107 $10.301
Accumulation Unit Value, End of Period                                                      $8.107  $10.301 $10.774
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.846 $10.102
Accumulation Unit Value, End of Period                                                      $7.846  $10.102 $10.726
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.952  $9.757
Accumulation Unit Value, End of Period                                                      $7.952   $9.757 $10.124
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.017 $10.594
Accumulation Unit Value, End of Period                                                      $8.017  $10.594 $11.903
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.067 $10.461
Accumulation Unit Value, End of Period                                                      $8.067  $10.461 $11.414
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.045  $9.737
Accumulation Unit Value, End of Period                                                      $8.045   $9.737 $10.349
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.173 $10.214
Accumulation Unit Value, End of Period                                                      $8.173  $10.214 $11.133
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.073 $10.180
Accumulation Unit Value, End of Period                                                      $8.073  $10.180 $11.603
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.510 $11.025
Accumulation Unit Value, End of Period                                                      $7.510  $11.025 $13.651
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.961  $9.756
Accumulation Unit Value, End of Period                                                      $7.961   $9.756 $10.052
Number of Units Outstanding, End of Period                                                       0        0       0






* Contracts were first offered with the Income Benefit Combination Option 2 and Enhanced Earnings Death Benefit Plus Option (age 55 or younger) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION
(AGE 55 AND LESS)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.073  $9.941
Accumulation Unit Value, End of Period                                                      $8.073   $9.941 $10.946
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.900  $9.863
Accumulation Unit Value, End of Period                                                      $7.900   $9.863 $10.449
Number of Units Outstanding, End of Period                                                  10,290   14,423  14,419
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.109  $9.729
Accumulation Unit Value, End of Period                                                      $8.109   $9.729 $10.559
Number of Units Outstanding, End of Period                                                     463      579   2,520
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.060 $10.156
Accumulation Unit Value, End of Period                                                      $8.060  $10.156 $11.183
Number of Units Outstanding, End of Period                                                     561    1,491     749
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.068 $10.328
Accumulation Unit Value, End of Period                                                      $8.068  $10.328 $11.353
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.136 $10.486
Accumulation Unit Value, End of Period                                                      $8.136  $10.486 $11.769
Number of Units Outstanding, End of Period                                                     552    4,647   4,853
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.112 $11.368
Accumulation Unit Value, End of Period                                                      $9.112  $11.368 $12.193
Number of Units Outstanding, End of Period                                                     338    1,545     540
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.888 $10.486
Accumulation Unit Value, End of Period                                                      $8.888  $10.486 $11.367
Number of Units Outstanding, End of Period                                                       0      858       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.440 $11.698
Accumulation Unit Value, End of Period                                                      $7.440  $11.698 $11.837
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.134 $10.118
Accumulation Unit Value, End of Period                                                     $10.134  $10.118 $10.022
Number of Units Outstanding, End of Period                                                   3,941    5,642   3,999
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.934  $9.766
Accumulation Unit Value, End of Period                                                      $9.934   $9.766  $9.619
Number of Units Outstanding, End of Period                                                  13,293   17,027     294
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.341 $10.942
Accumulation Unit Value, End of Period                                                     $10.341  $10.942 $11.256
Number of Units Outstanding, End of Period                                                   9,269    9,653   9,614
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.195 $10.232
Accumulation Unit Value, End of Period                                                      $8.195  $10.232 $11.048
Number of Units Outstanding, End of Period                                                  11,814   11,739  12,562
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.904 $10.974
Accumulation Unit Value, End of Period                                                      $8.904  $10.974 $11.830
Number of Units Outstanding, End of Period                                                     700      874     872
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.552  $9.810
Accumulation Unit Value, End of Period                                                      $8.552   $9.810 $11.552
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.127 $11.908
Accumulation Unit Value, End of Period                                                      $8.127  $11.908 $14.353
Number of Units Outstanding, End of Period                                                     138      190     391
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.003  $9.788
Accumulation Unit Value, End of Period                                                      $8.003   $9.788 $10.327
Number of Units Outstanding, End of Period                                                       0      961     959
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.079 $10.078
Accumulation Unit Value, End of Period                                                      $8.079  $10.078 $11.582
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.580 $10.521
Accumulation Unit Value, End of Period                                                      $7.580  $10.521 $12.525
Number of Units Outstanding, End of Period                                                     139    3,027   3,370
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.724 $10.701
Accumulation Unit Value, End of Period                                                      $7.724  $10.701 $12.005
Number of Units Outstanding, End of Period                                                  11,515   13,792  13,892
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.939 $12.118
Accumulation Unit Value, End of Period                                                      $8.939  $12.118 $16.182
Number of Units Outstanding, End of Period                                                     129      296     474
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.091
Number of Units Outstanding, End of Period                                                       -        -     946
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.104 $10.393
Accumulation Unit Value, End of Period                                                      $8.104  $10.393 $11.982
Number of Units Outstanding, End of Period                                                   4,632   10,275  11,105
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.529  $9.387
Accumulation Unit Value, End of Period                                                      $7.529   $9.387  $9.836
Number of Units Outstanding, End of Period                                                     981    6,785   5,599
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.097 $10.267
Accumulation Unit Value, End of Period                                                      $8.097  $10.267 $10.718
Number of Units Outstanding, End of Period                                                     270      248     323
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.837 $10.070
Accumulation Unit Value, End of Period                                                      $7.837  $10.070 $10.669
Number of Units Outstanding, End of Period                                                       0      946       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.942  $9.726
Accumulation Unit Value, End of Period                                                      $7.942   $9.726 $10.071
Number of Units Outstanding, End of Period                                                  10,457   10,457  10,457
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.008 $10.560
Accumulation Unit Value, End of Period                                                      $8.008  $10.560 $11.841
Number of Units Outstanding, End of Period                                                       0    1,459   3,124
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.058 $10.427
Accumulation Unit Value, End of Period                                                      $8.058  $10.427 $11.354
Number of Units Outstanding, End of Period                                                     795    1,654   1,652
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.036  $9.705
Accumulation Unit Value, End of Period                                                      $8.036   $9.705 $10.294
Number of Units Outstanding, End of Period                                                   3,154    3,152   3,150
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.164 $10.181
Accumulation Unit Value, End of Period                                                      $8.164  $10.181 $11.075
Number of Units Outstanding, End of Period                                                  10,568   11,139  11,138
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.064 $10.147
Accumulation Unit Value, End of Period                                                      $8.064  $10.147 $11.542
Number of Units Outstanding, End of Period                                                     636    5,060   5,055
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.501 $10.990
Accumulation Unit Value, End of Period                                                      $7.501  $10.990 $13.579
Number of Units Outstanding, End of Period                                                     357    3,374   4,750
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.952  $9.724
Accumulation Unit Value, End of Period                                                      $7.952   $9.724  $9.999
Number of Units Outstanding, End of Period                                                       0      926       0






* Contracts were first offered with the Income and Death Benefit Combination Option 2 and Enhanced Earnings Death Benefit Plus Option (age 55 or younger) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.093 $10.005
Accumulation Unit Value, End of Period                                                      $8.093  $10.005 $11.062
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.919  $9.927
Accumulation Unit Value, End of Period                                                      $7.919   $9.927 $10.560
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.128  $9.792
Accumulation Unit Value, End of Period                                                      $8.128   $9.792 $10.671
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.079 $10.221
Accumulation Unit Value, End of Period                                                      $8.079  $10.221 $11.302
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.087 $10.395
Accumulation Unit Value, End of Period                                                      $8.087  $10.395 $11.473
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.156 $10.554
Accumulation Unit Value, End of Period                                                      $8.156  $10.554 $11.894
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.134 $11.441
Accumulation Unit Value, End of Period                                                      $9.134  $11.441 $12.323
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.909 $10.554
Accumulation Unit Value, End of Period                                                      $8.909  $10.554 $11.487
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.457 $11.774
Accumulation Unit Value, End of Period                                                      $7.457  $11.774 $11.962
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.159 $10.184
Accumulation Unit Value, End of Period                                                     $10.159  $10.184 $10.128
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.957  $9.829
Accumulation Unit Value, End of Period                                                      $9.957   $9.829  $9.721
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.365 $11.013
Accumulation Unit Value, End of Period                                                     $10.365  $11.013 $11.375
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.214 $10.298
Accumulation Unit Value, End of Period                                                      $8.214  $10.298 $11.165
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.926 $11.045
Accumulation Unit Value, End of Period                                                      $8.926  $11.045 $11.956
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.572  $9.873
Accumulation Unit Value, End of Period                                                      $8.572   $9.873 $11.674
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.146 $11.986
Accumulation Unit Value, End of Period                                                      $8.146  $11.986 $14.505
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.022  $9.851
Accumulation Unit Value, End of Period                                                      $8.022   $9.851 $10.437
Number of Units Outstanding, End of Period                                                     456      455     454
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.098 $10.143
Accumulation Unit Value, End of Period                                                      $8.098  $10.143 $11.705
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.599 $10.589
Accumulation Unit Value, End of Period                                                      $7.599  $10.589 $12.657
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.742 $10.770
Accumulation Unit Value, End of Period                                                      $7.742  $10.770 $12.132
Number of Units Outstanding, End of Period                                                     458      457     456
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.961 $12.197
Accumulation Unit Value, End of Period                                                      $8.961  $12.197 $16.353
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.122
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.123 $10.460
Accumulation Unit Value, End of Period                                                      $8.123  $10.460 $12.109
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.547  $9.448
Accumulation Unit Value, End of Period                                                      $7.547   $9.448  $9.941
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.116 $10.334
Accumulation Unit Value, End of Period                                                      $8.116  $10.334 $10.831
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.856 $10.135
Accumulation Unit Value, End of Period                                                      $7.856  $10.135 $10.782
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.961  $9.789
Accumulation Unit Value, End of Period                                                      $7.961   $9.789 $10.178
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.027 $10.629
Accumulation Unit Value, End of Period                                                      $8.027  $10.629 $11.966
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.077 $10.495
Accumulation Unit Value, End of Period                                                      $8.077  $10.495 $11.474
Number of Units Outstanding, End of Period                                                     473      472     471
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.055  $9.768
Accumulation Unit Value, End of Period                                                      $8.055   $9.768 $10.404
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.183 $10.247
Accumulation Unit Value, End of Period                                                      $8.183  $10.247 $11.192
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.083 $10.212
Accumulation Unit Value, End of Period                                                      $8.083  $10.212 $11.665
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.519 $11.061
Accumulation Unit Value, End of Period                                                      $7.519  $11.061 $13.723
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.971  $9.787
Accumulation Unit Value, End of Period                                                      $7.971   $9.787 $10.105
Number of Units Outstanding, End of Period                                                       0        0       0






* Contracts were first offered with the Enhanced Earnings Death Benefit Plus Option (age 56-65) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.087  $9.984
Accumulation Unit Value, End of Period                                                      $8.087   $9.984 $11.024
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.913  $9.906
Accumulation Unit Value, End of Period                                                      $7.913   $9.906 $10.523
Number of Units Outstanding, End of Period                                                       0      662     661
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.122  $9.771
Accumulation Unit Value, End of Period                                                      $8.122   $9.771 $10.635
Number of Units Outstanding, End of Period                                                       0      479     479
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.073 $10.200
Accumulation Unit Value, End of Period                                                      $8.073  $10.200 $11.263
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.081 $10.373
Accumulation Unit Value, End of Period                                                      $8.081  $10.373 $11.434
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.149 $10.531
Accumulation Unit Value, End of Period                                                      $8.149  $10.531 $11.854
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.127 $11.417
Accumulation Unit Value, End of Period                                                      $9.127  $11.417 $12.281
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.903 $10.532
Accumulation Unit Value, End of Period                                                      $8.903  $10.532 $11.448
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.452 $11.749
Accumulation Unit Value, End of Period                                                      $7.452  $11.749 $11.921
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.151 $10.162
Accumulation Unit Value, End of Period                                                     $10.151  $10.162 $10.093
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.950  $9.808
Accumulation Unit Value, End of Period                                                      $9.950   $9.808  $9.688
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.357 $10.990
Accumulation Unit Value, End of Period                                                     $10.357  $10.990 $11.336
Number of Units Outstanding, End of Period                                                       0      362     361
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.208 $10.277
Accumulation Unit Value, End of Period                                                      $8.208  $10.277 $11.127
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.919 $11.022
Accumulation Unit Value, End of Period                                                      $8.919  $11.022 $11.915
Number of Units Outstanding, End of Period                                                       0    1,422   1,420
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.565  $9.853
Accumulation Unit Value, End of Period                                                      $8.565   $9.853 $11.634
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.140 $11.961
Accumulation Unit Value, End of Period                                                      $8.140  $11.961 $14.456
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.016  $9.831
Accumulation Unit Value, End of Period                                                      $8.016   $9.831 $10.401
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.092 $10.122
Accumulation Unit Value, End of Period                                                      $8.092  $10.122 $11.665
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.593 $10.567
Accumulation Unit Value, End of Period                                                      $7.593  $10.567 $12.614
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.736 $10.748
Accumulation Unit Value, End of Period                                                      $7.736  $10.748 $12.091
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.954 $12.171
Accumulation Unit Value, End of Period                                                      $8.954  $12.171 $16.297
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.112
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.117 $10.438
Accumulation Unit Value, End of Period                                                      $8.117  $10.438 $12.067
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.541  $9.428
Accumulation Unit Value, End of Period                                                      $7.541   $9.428  $9.907
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.110 $10.312
Accumulation Unit Value, End of Period                                                      $8.110  $10.312 $10.794
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.850 $10.114
Accumulation Unit Value, End of Period                                                      $7.850  $10.114 $10.745
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.955  $9.768
Accumulation Unit Value, End of Period                                                      $7.955   $9.768 $10.143
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.021 $10.606
Accumulation Unit Value, End of Period                                                      $8.021  $10.606 $11.925
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.071 $10.473
Accumulation Unit Value, End of Period                                                      $8.071  $10.473 $11.435
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.049  $9.748
Accumulation Unit Value, End of Period                                                      $8.049   $9.748 $10.368
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.177 $10.225
Accumulation Unit Value, End of Period                                                      $8.177  $10.225 $11.154
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.077 $10.191
Accumulation Unit Value, End of Period                                                      $8.077  $10.191 $11.625
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.513 $11.038
Accumulation Unit Value, End of Period                                                      $7.513  $11.038 $13.677
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.965  $9.767
Accumulation Unit Value, End of Period                                                      $7.965   $9.767 $10.071
Number of Units Outstanding, End of Period                                                       0        0       0





* Contracts were first offered with the Performance Death Benefit Option and Enhanced Earnings Death Benefit Plus Option (age 56-65) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE DEATH BENEFIT COMBINATION OPTION ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.081  $9.966
Accumulation Unit Value, End of Period                                                      $8.081   $9.966 $10.992
Number of Units Outstanding, End of Period                                                   1,520        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.908  $9.889
Accumulation Unit Value, End of Period                                                      $7.908   $9.889 $10.493
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.116  $9.754
Accumulation Unit Value, End of Period                                                      $8.116   $9.754 $10.604
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.068 $10.182
Accumulation Unit Value, End of Period                                                      $8.068  $10.182 $11.230
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.076 $10.354
Accumulation Unit Value, End of Period                                                      $8.076  $10.354 $11.401
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.144 $10.513
Accumulation Unit Value, End of Period                                                      $8.144  $10.513 $11.819
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.121 $11.397
Accumulation Unit Value, End of Period                                                      $9.121  $11.397 $12.245
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.897 $10.513
Accumulation Unit Value, End of Period                                                      $8.897  $10.513 $11.415
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.447 $11.729
Accumulation Unit Value, End of Period                                                      $7.447  $11.729 $11.887
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.144 $10.144
Accumulation Unit Value, End of Period                                                     $10.144  $10.144 $10.064
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.943  $9.791
Accumulation Unit Value, End of Period                                                      $9.943   $9.791  $9.660
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.350 $10.971
Accumulation Unit Value, End of Period                                                     $10.350  $10.971 $11.304
Number of Units Outstanding, End of Period                                                       0        0     153
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.202 $10.259
Accumulation Unit Value, End of Period                                                      $8.202  $10.259 $11.095
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.913 $11.002
Accumulation Unit Value, End of Period                                                      $8.913  $11.002 $11.880
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.560  $9.835
Accumulation Unit Value, End of Period                                                      $8.560   $9.835 $11.601
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.135 $11.939
Accumulation Unit Value, End of Period                                                      $8.135  $11.939 $14.414
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.010  $9.813
Accumulation Unit Value, End of Period                                                      $8.010   $9.813 $10.371
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.087 $10.104
Accumulation Unit Value, End of Period                                                      $8.087  $10.104 $11.631
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.588 $10.548
Accumulation Unit Value, End of Period                                                      $7.588  $10.548 $12.578
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.731 $10.729
Accumulation Unit Value, End of Period                                                      $7.731  $10.729 $12.056
Number of Units Outstanding, End of Period                                                   2,105      511     510
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.948 $12.150
Accumulation Unit Value, End of Period                                                      $8.948  $12.150 $16.250
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.103
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.112 $10.420
Accumulation Unit Value, End of Period                                                      $8.112  $10.420 $12.032
Number of Units Outstanding, End of Period                                                   2,075      494     493
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.537  $9.411
Accumulation Unit Value, End of Period                                                      $7.537   $9.411  $9.878
Number of Units Outstanding, End of Period                                                   1,567        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.105 $10.294
Accumulation Unit Value, End of Period                                                      $8.105  $10.294 $10.763
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.845 $10.096
Accumulation Unit Value, End of Period                                                      $7.845  $10.096 $10.714
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.950  $9.751
Accumulation Unit Value, End of Period                                                      $7.950   $9.751 $10.114
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.015 $10.587
Accumulation Unit Value, End of Period                                                      $8.015  $10.587 $11.891
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.065 $10.454
Accumulation Unit Value, End of Period                                                      $8.065  $10.454 $11.402
Number of Units Outstanding, End of Period                                                     337      487     486
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.043  $9.730
Accumulation Unit Value, End of Period                                                      $8.043   $9.730 $10.338
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.171 $10.207
Accumulation Unit Value, End of Period                                                      $8.171  $10.207 $11.121
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.071 $10.173
Accumulation Unit Value, End of Period                                                      $8.071  $10.173 $11.591
Number of Units Outstanding, End of Period                                                   1,649        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.508 $11.018
Accumulation Unit Value, End of Period                                                      $7.508  $11.018 $13.637
Number of Units Outstanding, End of Period                                                     353      517     516
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.960  $9.750
Accumulation Unit Value, End of Period                                                      $7.960   $9.750 $10.042
Number of Units Outstanding, End of Period                                                       0        0       0





* Contracts were first offered with the Death Benefit Combination Option and Enhanced Earnings Death Benefit Plus Option (age 56-65) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION
(AGE 56-65)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.078  $9.957
Accumulation Unit Value, End of Period                                                      $8.078   $9.957 $10.975
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.905  $9.879
Accumulation Unit Value, End of Period                                                      $7.905   $9.879 $10.476
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.114  $9.744
Accumulation Unit Value, End of Period                                                      $8.114   $9.744 $10.587
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.065 $10.172
Accumulation Unit Value, End of Period                                                      $8.065  $10.172 $11.213
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.073 $10.344
Accumulation Unit Value, End of Period                                                      $8.073  $10.344 $11.383
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.141 $10.503
Accumulation Unit Value, End of Period                                                      $8.141  $10.503 $11.801
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.118 $11.386
Accumulation Unit Value, End of Period                                                      $9.118  $11.386 $12.226
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.893 $10.503
Accumulation Unit Value, End of Period                                                      $8.893  $10.503 $11.397
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.444 $11.717
Accumulation Unit Value, End of Period                                                      $7.444  $11.717 $11.868
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.141 $10.134
Accumulation Unit Value, End of Period                                                     $10.141  $10.134 $10.048
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.940  $9.781
Accumulation Unit Value, End of Period                                                      $9.940   $9.781  $9.645
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.347 $10.960
Accumulation Unit Value, End of Period                                                     $10.347  $10.960 $11.286
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.200 $10.249
Accumulation Unit Value, End of Period                                                      $8.200  $10.249 $11.077
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.910 $10.992
Accumulation Unit Value, End of Period                                                      $8.910  $10.992 $11.862
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.557  $9.826
Accumulation Unit Value, End of Period                                                      $8.557   $9.826 $11.582
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.132 $11.928
Accumulation Unit Value, End of Period                                                      $8.132  $11.928 $14.391
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.008  $9.804
Accumulation Unit Value, End of Period                                                      $8.008   $9.804 $10.354
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.084 $10.094
Accumulation Unit Value, End of Period                                                      $8.084  $10.094 $11.613
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.585 $10.538
Accumulation Unit Value, End of Period                                                      $7.585  $10.538 $12.558
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.729 $10.718
Accumulation Unit Value, End of Period                                                      $7.729  $10.718 $12.037
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.945 $12.138
Accumulation Unit Value, End of Period                                                      $8.945  $12.138 $16.224
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.099
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.109 $10.410
Accumulation Unit Value, End of Period                                                      $8.109  $10.410 $12.013
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.534  $9.402
Accumulation Unit Value, End of Period                                                      $7.534   $9.402  $9.862
Number of Units Outstanding, End of Period                                                       0        0       0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.102 $10.284
Accumulation Unit Value, End of Period                                                      $8.102  $10.284 $10.746
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.842 $10.086
Accumulation Unit Value, End of Period                                                      $7.842  $10.086 $10.697
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.947  $9.741
Accumulation Unit Value, End of Period                                                      $7.947   $9.741 $10.098
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.012 $10.577
Accumulation Unit Value, End of Period                                                      $8.012  $10.577 $11.872
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.062 $10.444
Accumulation Unit Value, End of Period                                                      $8.062  $10.444 $11.384
Number of Units Outstanding, End of Period                                                       0        0       0
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.040  $9.721
Accumulation Unit Value, End of Period                                                      $8.040   $9.721 $10.322
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.169 $10.197
Accumulation Unit Value, End of Period                                                      $8.169  $10.197 $11.104
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.069 $10.163
Accumulation Unit Value, End of Period                                                      $8.069  $10.163 $11.573
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.506 $11.008
Accumulation Unit Value, End of Period                                                      $7.506  $11.008 $13.615
Number of Units Outstanding, End of Period                                                       0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.957  $9.740
Accumulation Unit Value, End of Period                                                      $7.957   $9.740 $10.026
Number of Units Outstanding, End of Period                                                       0        0       0





* Contracts were first offered with the Income Benefit Combination Option 2 and Enhanced Earnings Death Benefit Plus Option (age 56-65) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION
(AGE 56-65)
--------------------------------------------------------------------------------


For the Periods Beginning January 1* and Ending December 31                                   2002     2003    2004
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.069  $9.925
Accumulation Unit Value, End of Period                                                      $8.069   $9.925 $10.917
Number of Units Outstanding, End of Period                                                   2,941    4,463   5,269
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.896  $9.847
Accumulation Unit Value, End of Period                                                      $7.896   $9.847 $10.421
Number of Units Outstanding, End of Period                                                   2,931    9,801  10,791
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.104  $9.713
Accumulation Unit Value, End of Period                                                      $8.104   $9.713 $10.531
Number of Units Outstanding, End of Period                                                   5,419    4,461   3,557
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.055 $10.139
Accumulation Unit Value, End of Period                                                      $8.055  $10.139 $11.154
Number of Units Outstanding, End of Period                                                     744    1,635     738
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.063 $10.311
Accumulation Unit Value, End of Period                                                      $8.063  $10.311 $11.323
Number of Units Outstanding, End of Period                                                     112      112     112
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.131 $10.469
Accumulation Unit Value, End of Period                                                      $8.131  $10.469 $11.738
Number of Units Outstanding, End of Period                                                   3,127   10,038  10,737
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.107 $11.349
Accumulation Unit Value, End of Period                                                      $9.107  $11.349 $12.161
Number of Units Outstanding, End of Period                                                     203    3,030   2,437
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.883 $10.469
Accumulation Unit Value, End of Period                                                      $8.883  $10.469 $11.337
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.435 $11.679
Accumulation Unit Value, End of Period                                                      $7.435  $11.679 $11.806
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.128 $10.102
Accumulation Unit Value, End of Period                                                     $10.128  $10.102  $9.995
Number of Units Outstanding, End of Period                                                   6,155   14,894  12,958
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                               $10.000   $9.928  $9.750
Accumulation Unit Value, End of Period                                                      $9.928   $9.750  $9.594
Number of Units Outstanding, End of Period                                                     576    1,819   4,564
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                               $10.000  $10.334 $10.925
Accumulation Unit Value, End of Period                                                     $10.334  $10.925 $11.226
Number of Units Outstanding, End of Period                                                     923    2,555   2,659
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.190 $10.215
Accumulation Unit Value, End of Period                                                      $8.190  $10.215 $11.019
Number of Units Outstanding, End of Period                                                     874    1,762   1,741
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.899 $10.956
Accumulation Unit Value, End of Period                                                      $8.899  $10.956 $11.799
Number of Units Outstanding, End of Period                                                       0        0       0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.547  $9.794
Accumulation Unit Value, End of Period                                                      $8.547   $9.794 $11.521
Number of Units Outstanding, End of Period                                                       0        0       0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.122 $11.889
Accumulation Unit Value, End of Period                                                      $8.122  $11.889 $14.315
Number of Units Outstanding, End of Period                                                       0    1,299     920
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.998  $9.772
Accumulation Unit Value, End of Period                                                      $7.998   $9.772 $10.300
Number of Units Outstanding, End of Period                                                       0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.074 $10.062
Accumulation Unit Value, End of Period                                                      $8.074  $10.062 $11.552
Number of Units Outstanding, End of Period                                                     344    2,900   2,871
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.576 $10.504
Accumulation Unit Value, End of Period                                                      $7.576  $10.504 $12.492
Number of Units Outstanding, End of Period                                                     117    4,140   3,294
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.719 $10.684
Accumulation Unit Value, End of Period                                                      $7.719  $10.684 $11.973
Number of Units Outstanding, End of Period                                                   3,462    9,998   9,624
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.934 $12.099
Accumulation Unit Value, End of Period                                                      $8.934  $12.099 $16.139
Number of Units Outstanding, End of Period                                                   2,759    3,494   3,060
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                     -        - $10.000
Accumulation Unit Value, End of Period                                                           -        - $11.084
Number of Units Outstanding, End of Period                                                       -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.099 $10.376
Accumulation Unit Value, End of Period                                                      $8.099  $10.376 $11.950
Number of Units Outstanding, End of Period                                                   1,496   10,480  10,644
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.525  $9.372
Accumulation Unit Value, End of Period                                                      $7.525   $9.372  $9.810
Number of Units Outstanding, End of Period                                                   2,912   11,909  11,464
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.092 $10.251
Accumulation Unit Value, End of Period                                                      $8.092  $10.251 $10.689
Number of Units Outstanding, End of Period                                                     266    3,788   2,582
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.832 $10.053
Accumulation Unit Value, End of Period                                                      $7.832  $10.053 $10.641
Number of Units Outstanding, End of Period                                                       0        0       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.937  $9.710
Accumulation Unit Value, End of Period                                                      $7.937   $9.710 $10.044
Number of Units Outstanding, End of Period                                                       0    2,419   2,419
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.003 $10.543
Accumulation Unit Value, End of Period                                                      $8.003  $10.543 $11.809
Number of Units Outstanding, End of Period                                                       0    5,197   4,182
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.053 $10.411
Accumulation Unit Value, End of Period                                                      $8.053  $10.411 $11.324
Number of Units Outstanding, End of Period                                                   4,936    3,906   2,949
ALLIANCEBERNSTEIN LARGE CAP PREMIER GROWTH (4)
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.031  $9.690
Accumulation Unit Value, End of Period                                                      $8.031   $9.690 $10.267
Number of Units Outstanding, End of Period                                                      60       60      60
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.159 $10.164
Accumulation Unit Value, End of Period                                                      $8.159  $10.164 $11.045
Number of Units Outstanding, End of Period                                                     299      298     297
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                               $10.000   $8.059 $10.130
Accumulation Unit Value, End of Period                                                      $8.059  $10.130 $11.512
Number of Units Outstanding, End of Period                                                   2,669   13,618  12,701
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.497 $10.972
Accumulation Unit Value, End of Period                                                      $7.497  $10.972 $13.544
Number of Units Outstanding, End of Period                                                      57    4,369   4,367
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                               $10.000   $7.947  $9.709
Accumulation Unit Value, End of Period                                                      $7.947   $9.709  $9.973
Number of Units Outstanding, End of Period                                                     257    3,836   3,835




* Contracts were first offered with the Income and Death Benefit Combination Option 2 and Enhanced Earnings Death Benefit Plus Option (age 56-65) on June 1, 2002. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.